UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
COMMUNICATION SERVICES — 7.4%
Alphabet, Cl A *	4,224	$4,755,759
AT&T	239,400	7,196,364
Walt Disney	37,420	4,173,079
		16,125,202

CONSUMER DISCRETIONARY — 2.2%
Home Depot	25,890	4,751,592

CONSUMER STAPLES — 8.4%
Colgate-Palmolive	75,545	4,886,251
General Mills	105,780	4,700,863
Hormel Foods	104,135	4,406,993
PepsiCo	36,660	4,130,482
		18,124,589

ENERGY — 6.9%
Chevron	39,360	4,512,624
ConocoPhillips	8,115	549,304
Diamondback Energy	29,010	2,991,511
EOG Resources	51,200	5,079,040
Halliburton	58,005	1,819,037
		14,951,516

FINANCIALS — 20.9%
Arthur J Gallagher	64,285	4,802,733
Bank of America	283,815	8,080,213
Chubb	34,725	4,620,161
Intercontinental Exchange	56,215	4,315,063
JPMorgan Chase	74,930	7,755,255
Morgan Stanley	75,315	3,185,825
US Bancorp	88,470	4,526,125
Wells Fargo	90,630	4,432,713
Western Alliance Bancorp *	80,985	3,586,016
		45,304,104

HEALTH CARE — 16.0%
Abbott Laboratories	60,810	4,437,914
Becton Dickinson	24,740	6,171,640
CVS Health	108,630	7,120,696
Johnson & Johnson	51,790	6,892,213
Medtronic	63,135	5,580,503
UnitedHealth Group	17,023	4,599,615
		34,802,581

INDUSTRIALS — 13.0%
Boeing	13,260	5,113,321
FedEx	20,455	3,632,194
General Dynamics	23,680	4,053,306
Honeywell International	45,280	6,503,567
Northrop Grumman	15,119	4,166,040
Union Pacific	29,635	4,714,040
		28,182,468

INFORMATION TECHNOLOGY — 10.2%
Apple	22,385	3,725,759
Booz Allen Hamilton Holding, Cl A	48,275	2,371,751
Lam Research	13,755	2,332,573
Microsoft	40,995	4,281,108
Motorola Solutions	39,618	4,631,740

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Oracle	93,625	$4,702,784
		22,045,715

REAL ESTATE — 4.8%
Crown Castle International ‡	18,480	2,163,269
Public Storage ‡	18,175	3,862,551
Simon Property Group ‡	24,395	4,442,817
		10,468,637

UTILITIES — 8.1%
CMS Energy	84,500	4,405,830
DTE Energy	37,085	4,366,759
Nextera Energy	24,395	4,366,217
WEC Energy Group	60,410	4,411,742
		17,550,548

Total Common Stock
(Cost $166,626,224)		212,306,952

SHORT-TERM INVESTMENT — 1.7%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $3,784,573)	3,784,573	3,784,573
Total Investments — 99.6% (Cost $170,410,797)		$216,091,525

Percentages are based on Net Assets of $217,049,655.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-2500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.2%
	Shares	Value
COMMUNICATION SERVICES — 4.6%
Alphabet, Cl A *	108	$121,596
Comcast, Cl A	2,377	86,927
Walt Disney	518	57,767
		266,290

CONSUMER DISCRETIONARY — 4.0%
Home Depot	638	117,092
McDonald’s	630	112,631
		229,723

CONSUMER STAPLES — 4.0%
Colgate-Palmolive	1,352	87,447
McCormick	446	55,144
PepsiCo	791	89,122
		231,713

ENERGY — 3.0%
Chevron	1,019	116,828
EOG Resources	578	57,338
		174,166

FINANCIALS — 9.2%
Bank of America	6,327	180,130
Chubb	545	72,512
JPMorgan Chase	1,097	113,539
US Bancorp	1,124	57,504
Wells Fargo	2,293	112,151
		535,836

HEALTH CARE — 6.3%
Abbott Laboratories	1,443	105,310
CVS Health	1,747	114,516
Johnson & Johnson	441	58,688
Novartis ADR	992	86,820
		365,334

INDUSTRIALS — 9.9%
FedEx	660	117,196
General Dynamics	574	98,251
Honeywell International	607	87,183
Illinois Tool Works	424	58,220
Raytheon	505	83,204
Union Pacific	809	128,688
		572,742

INFORMATION TECHNOLOGY — 15.9%
Accenture PLC, Cl A	377	57,889
Amdocs	1,541	86,111
Amphenol, Cl A	666	58,555
Apple	1,109	184,582
Automatic Data Processing	642	89,777
Microsoft	1,115	116,439
Motorola Solutions	496	57,987
Oracle	2,304	115,730
Texas Instruments	1,547	155,752
		922,822

MATERIALS — 1.6%
Sherwin-Williams	215	90,627

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — 4.1%
Alexandria Real Estate Equities ‡	673	$88,641
Boston Properties ‡	457	60,265
Public Storage ‡	410	87,133
		236,039

UTILITIES — 4.6%
CMS Energy	1,688	88,013
Nextera Energy	500	89,490
WEC Energy Group	1,210	88,366
		265,869

Total Common Stock (Cost $2,905,339)		3,891,161

CONVERTIBLE BONDS — 24.2%

	Face Amount
CONSUMER DISCRETIONARY — 2.6%
Greenbrier
2.875%, 02/01/24	$90,000	92,191
Marriott Vacations Worldwide
1.500%, 09/15/22	65,000	61,031
		153,222

CONSUMER STAPLES — 2.0%
Vector Group
1.750%, 04/15/20 (A)	115,000	116,581

FINANCIAL SERVICES — 1.0%
Cowen
3.000%, 12/15/22	50,000	55,745

HEALTH CARE — 8.2%
Jazz Investments I
1.875%, 08/15/21	100,000	97,983
Medicines Company
2.750%, 07/15/23	85,000	66,871
NuVasive
2.250%, 03/15/21	95,000	101,581
Teladoc Health
1.375%, 05/15/25 (B)	85,000	119,213
Wright Medical Group
2.250%, 11/15/21	60,000	88,965
		474,613

INFORMATION TECHNOLOGY — 8.4%
InterDigital
1.500%, 03/01/20	90,000	98,936
Nice Systems
1.250%, 01/15/24	50,000	69,489
ServiceNow
0.000%, 06/01/22 (C)	50,000	83,607
Square
0.500%, 05/15/23 (B)	100,000	118,048
Teradyne
1.250%, 12/15/23	90,000	117,207
		487,287

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LOW VOLATILITY EQUITY FUND
January 31, 2019 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
UTILITIES — 2.0%
NextEra Energy Partners
1.500%, 09/15/20 (B)	$120,000	$114,061

Total Convertible Bonds (Cost $1,394,389)		1,401,509

CONVERTIBLE PREFERRED STOCK — 5.8%
	Shares

CONSUMER STAPLES — 1.2%
Bunge, 4.875%	700	69,475

HEALTH CARE — 1.2%
Becton Dickinson, 6.125% *	1,200	73,800

INDUSTRIALS — 1.5%
Stanley Black & Decker, 5.375% *	900	86,211

UTILITIES — 1.9%
DTE Energy, 6.500% *	2,000	108,940

Total Convertible Preferred Stock (Cost $342,921)		338,426

PREFERRED STOCK — 1.1%

REAL ESTATE — 1.1%
Crown Castle International, 6.875%*‡	55	60,852

(Cost $57,497)		60,852

SHORT-TERM INVESTMENT — 2.1%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (D) (Cost $120,089)	120,089	120,089
Total Investments — 100.4% (Cost $4,820,235)		$5,812,037

Percentages are based upon Net Assets of $5,788,166.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $351,322 and represents 6.1% of Net Assets.

(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(D)	The rate reported is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,891,161	$—	$—	$3,891,161
Convertible Bonds	—	1,401,509	—	1,401,509
Convertible Preferred Stock	338,426	—	—	338,426
Preferred Stock	60,852	—	—	60,852
Short-Term Investment	120,089	—	—	120,089

Total Investments in Securities	$4,410,528	$1,401,509	$—	$5,812,037

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%
	Shares	Value
COMMUNICATION SERVICES — 2.8%
Cable One	232	$205,167
Zayo Group Holdings *	12,845	352,595
		557,762

CONSUMER DISCRETIONARY — 6.4%
Burlington Stores *	1,225	210,345
Carter’s	2,400	198,960
Children’s Place	2,055	198,842
Columbia Sportswear	2,880	256,867
Installed Building Products *	4,840	203,813
Williams-Sonoma	3,890	211,732
		1,280,559

CONSUMER STAPLES — 3.6%
BJ’s Wholesale Club Holdings *	6,525	171,673
J&J Snack Foods	1,295	199,883
McCormick	1,325	163,823
Nomad Foods *	10,875	199,339
		734,718

ENERGY — 5.1%
Centennial Resource Development, Cl A *	22,165	291,913
Diamondback Energy	3,585	369,685
WPX Energy *	29,260	358,728
		1,020,326

FINANCIALS — 19.0%
Arthur J Gallagher	5,335	398,578
Assurant	2,055	198,082
Chemical Financial	10,602	471,365
Everest Re Group	1,845	404,147
First Republic Bank	4,440	429,037
Houlihan Lokey, Cl A	9,490	419,838
Markel *	375	395,066
Mercury General	3,813	197,132
Western Alliance Bancorp *	11,810	522,947
Zions Bancorp	8,145	387,620
		3,823,812

HEALTH CARE — 8.2%
Cooper	1,485	413,959
PerkinElmer	3,605	326,253
Premier, Cl A *	5,310	211,285
STERIS PLC	3,070	350,164
Teleflex	1,305	356,917
		1,658,578

INDUSTRIALS — 14.7%
Alaska Air Group	3,145	201,123
Curtiss-Wright	3,650	414,348
Hubbell, Cl B	4,265	466,292
Huntington Ingalls Industries	1,965	405,674
Ingersoll-Rand PLC	3,610	361,144
KAR Auction Services	3,880	201,799
nVent Electric	14,935	373,674
Pentair PLC	7,190	296,156
Woodward	2,573	233,757
		2,953,967

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 11.7%
Amdocs	4,990	$278,841
Booz Allen Hamilton Holding, Cl A	4,215	207,083
Coherent *	1,630	192,666
FLIR Systems	4,339	212,090
Genpact	7,115	212,240
KLA-Tencor	2,175	231,790
Littelfuse	2,245	394,492
MKS Instruments	4,055	331,010
Monolithic Power Systems	2,395	303,111
		2,363,323

MATERIALS — 7.5%
Albemarle	4,472	361,024
Eagle Materials	5,740	407,540
PolyOne	8,670	280,648
RPM International	3,555	203,204
Summit Materials, Cl A *	16,560	252,706
		1,505,122

REAL ESTATE — 13.2%
Alexandria Real Estate Equities ‡	3,673	483,771
American Homes 4 Rent, Cl A ‡	19,160	423,628
Americold Realty Trust ‡	8,150	238,958
Brandywine Realty Trust ‡	22,505	338,700
Hudson Pacific Properties ‡	10,035	325,836
Physicians Realty Trust ‡	23,265	421,329
Retail Properties of America, Cl A ‡	16,280	205,779
STAG Industrial ‡	7,650	210,911
		2,648,912

UTILITIES — 5.9%
Alliant Energy	11,280	501,621
DTE Energy	4,280	503,970
South Jersey Industries	6,460	192,379
		1,197,970
Total Common Stock (Cost $16,231,709)		19,745,049

SHORT-TERM INVESTMENT — 1.0%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $194,960)	194,960	194,960
Total Investments — 99.1% (Cost $16,426,669)		$19,940,009

Percentages are based upon Net Assets of $20,123,192.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

PLC — Public Limited Company

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
January 31, 2019 (Unaudited)

to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-1600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Shares	Value
COMMUNICATION SERVICES — 2.6%
Cable One	2,655	$2,347,923
Zayo Group Holdings *	137,350	3,770,257
		6,118,180

CONSUMER DISCRETIONARY — 7.2%
Bloomin’ Brands	122,730	2,261,914
Carter’s	27,965	2,318,299
Children’s Place	23,275	2,252,089
Columbia Sportswear	27,049	2,412,500
Installed Building Products *	67,290	2,833,582
Oxford Industries	34,005	2,604,103
Williams-Sonoma	43,645	2,375,597
		17,058,084

CONSUMER STAPLES — 3.7%
BJ’s Wholesale Club Holdings *	76,436	2,011,031
J&J Snack Foods	21,539	3,324,545
Nomad Foods *	185,285	3,396,274
		8,731,850

ENERGY — 6.0%
Centennial Resource Development, Cl A *	376,330	4,956,266
Penn Virginia *	74,613	3,914,198
WPX Energy *	448,315	5,496,342
		14,366,806

FINANCIALS — 18.6%
Assurant	24,115	2,324,445
Chemical Financial	138,570	6,160,822
Everest Re Group	18,380	4,026,139
First Hawaiian	186,575	4,800,575
Houlihan Lokey, Cl A	114,840	5,080,522
Mercury General	83,891	4,337,165
Renasant	58,040	2,061,581
Western Alliance Bancorp *	140,790	6,234,181
Wintrust Financial	48,008	3,415,289
Zions Bancorp	121,048	5,760,674
		44,201,393

HEALTH CARE — 8.1%
Cooper	13,355	3,722,840
PerkinElmer	53,143	4,809,442
Premier, Cl A *	57,931	2,305,074
STERIS PLC	29,970	3,418,378
Teleflex	17,837	4,878,419
		19,134,153

INDUSTRIALS — 13.0%
Alaska Air Group	37,275	2,383,736
Albany International, Cl A	34,153	2,344,945
Curtiss-Wright	21,945	2,491,196
Hubbell, Cl B	43,605	4,767,335
Huntington Ingalls Industries	22,904	4,728,531
Interface, Cl A	100,667	1,651,946
KAR Auction Services	45,330	2,357,613
nVent Electric	202,877	5,075,982
Pentair PLC	57,610	2,372,956
Woodward	29,743	2,702,152
		30,876,392

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 11.9%
Amdocs	38,103	$2,129,196
Booz Allen Hamilton Holding, Cl A	56,742	2,787,734
Coherent *	20,145	2,381,139
FLIR Systems	52,086	2,545,964
Genpact	80,995	2,416,081
Littelfuse	26,295	4,620,557
MKS Instruments	43,040	3,513,355
Monolithic Power Systems	28,290	3,580,382
OSI Systems *	48,230	4,325,749
		28,300,157

MATERIALS — 8.4%
Albemarle	52,000	4,197,960
Eagle Materials	74,635	5,299,085
PolyOne	116,300	3,764,631
RPM International	41,400	2,366,424
Summit Materials, Cl A *	283,675	4,328,880
		19,956,980

REAL ESTATE — 12.7%
American Homes 4 Rent, Cl A ‡	222,200	4,912,842
Americold Realty Trust ‡	82,841	2,428,898
Brandywine Realty Trust ‡	291,420	4,385,871
Hudson Pacific Properties ‡	150,030	4,871,474
Physicians Realty Trust ‡	326,070	5,905,128
Retail Properties of America, Cl A ‡	183,500	2,319,440
STAG Industrial ‡	196,205	5,409,372
		30,233,025

UTILITIES — 5.6%
Alliant Energy	123,940	5,511,612
IDACORP	56,375	5,496,562
South Jersey Industries	75,624	2,252,083
		13,260,257

Total Common Stock (Cost $201,096,447)		232,237,277

SHORT-TERM INVESTMENT — 2.3%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $5,412,879)	5,412,879	5,412,879
Total Investments — 100.1% (Cost $206,509,326)		$237,650,156

Percentages are based upon Net Assets of $237,352,825

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

PLC — Public Limited Company

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019 , there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
January 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-2500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
COMMUNICATION SERVICES — 2.0%
Marcus	150,892	$6,725,256

CONSUMER DISCRETIONARY — 9.0%
Bloomin’ Brands	356,045	6,561,909
Children’s Place	73,990	7,159,272
Gentherm *	75,435	3,210,514
Installed Building Products *	157,700	6,640,747
Oxford Industries	83,460	6,391,367
		29,963,809

CONSUMER STAPLES — 6.8%
BJ’s Wholesale Club Holdings *	185,650	4,884,451
Hostess Brands, Cl A *	585,235	6,724,350
J&J Snack Foods	45,862	7,078,800
Nomad Foods *	204,655	3,751,326
		22,438,927

ENERGY — 8.2%
Callon Petroleum *	857,155	6,977,242
Jagged Peak Energy *	496,980	5,233,199
Penn Virginia *	94,521	4,958,572
ProPetro Holding *	321,225	5,248,817
SRC Energy *	979,692	4,820,084
		27,237,914

FINANCIALS — 21.1%
Argo Group International Holdings	50,840	3,393,062
Berkshire Hills Bancorp	208,345	5,677,401
Columbia Banking System	184,680	6,786,990
Employers Holdings	87,293	3,698,604
Glacier Bancorp	84,195	3,551,345
Great Western Bancorp	190,540	6,724,156
Heritage Commerce	224,356	2,977,204
Houlihan Lokey, Cl A	83,240	3,682,538
LegacyTexas Financial Group	163,532	6,515,115
Mercury General	75,330	3,894,561
Renasant	191,380	6,797,818
Safety Insurance Group	39,697	3,267,460
ServisFirst Bancshares	189,233	6,386,614
South State	101,165	6,712,298
		70,065,166

HEALTH CARE — 3.9%
CONMED	93,280	6,562,248
Omnicell *	98,558	6,419,083
		12,981,331

INDUSTRIALS — 20.6%
Alamo Group	44,735	3,853,026
Albany International, Cl A	101,337	6,957,798
Apogee Enterprises	107,782	3,672,133
Columbus McKinnon	109,315	3,957,203
Comfort Systems USA	145,497	6,979,491
Continental Building Products *	244,658	6,444,292
Douglas Dynamics	160,148	5,669,239
Interface, Cl A	450,012	7,384,697
Kaman	107,773	6,371,540
Knoll	330,225	6,657,336
Lydall *	131,858	3,496,874

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Universal Forest Products	220,271	$6,788,752
		68,232,381

INFORMATION TECHNOLOGY — 6.4%
Brooks Automation	160,264	4,989,018
Novanta *	92,753	6,463,029
OSI Systems *	36,867	3,306,601
Viavi Solutions *	591,745	6,580,205
		21,338,853

MATERIALS — 3.4%
Innospec	95,355	6,700,596
Summit Materials, Cl A *	293,593	4,480,229
		11,180,825

REAL ESTATE — 12.5%
Americold Realty Trust ‡	211,495	6,201,034
Columbia Property Trust ‡	168,790	3,725,195
Easterly Government Properties ‡	368,996	6,627,168
Potlatch ‡	139,469	5,143,617
RPT Realty ‡	340,470	4,456,752
STAG Industrial ‡	231,458	6,381,297
Summit Hotel Properties ‡	625,801	6,990,197
Terreno Realty ‡	49,961	2,015,427
		41,540,687

UTILITIES — 4.1%
NorthWestern	103,830	6,635,776
South Jersey Industries	228,090	6,792,520
		13,428,296

Total Common Stock (Cost $305,785,597)		325,133,445

SHORT-TERM INVESTMENT — 1.7%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $5,575,898)	5,575,898	5,575,898
Total Investments — 99.7% (Cost $311,361,495)		$330,709,343

Percentages are based upon Net Assets of $331,571,243.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-009-2500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%
	Shares	Value
ENERGY — 85.6%
Antero Midstream GP	39,025	$523,715
Cabot Oil & Gas	13,485	336,451
CNX Resources *	25,165	305,503
Enable Midstream Partners (A)	20,385	308,629
Enbridge	24,456	895,579
Energy Transfer (A)	87,374	1,285,272
EnLink Midstream	14,260	155,149
Enterprise Products Partners LP (A)	25,830	714,716
EOG Resources	4,860	482,112
EQM Midstream Partners (A)	10,385	475,218
EQT	12,445	242,304
Equitrans Midstream *	7,464	155,400
GasLog Partners	14,050	318,794
Kinder Morgan	45,915	831,061
Marathon Petroleum	2,491	165,054
MPLX (A)	13,911	488,554
Noble Midstream Partners (A)	7,339	236,316
Occidental Petroleum	4,290	286,486
ONEOK	7,860	504,691
Pembina Pipeline	15,057	536,330
Penn Virginia *	2,170	113,838
Pioneer Natural Resources	3,350	476,772
Plains GP Holdings, Cl A	21,535	491,859
Range Resources	14,825	163,520
Royal Dutch Shell ADR, Cl B	2,325	146,010
Summit Midstream Partners (A)	18,037	239,892
Tallgrass Energy, Cl A (A)	14,255	339,697
Targa Resources	18,655	802,352
TransCanada	17,000	722,840
Western Gas Partners (A)	4,910	237,448
Williams	38,421	1,034,678
WPX Energy *	21,300	261,138
		14,277,378

UTILITIES — 9.7%
CenterPoint Energy	5,300	163,876
Dominion Energy	6,995	491,329
NextEra Energy Partners	7,360	295,577
Sempra Energy	5,705	667,371
		1,618,153

Total Common Stock (Cost $15,150,951)		15,895,531

SHORT-TERM INVESTMENT — 2.7%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (B) (Cost $460,181)	460,181	460,181
Total Investments — 98.0% (Cost $15,611,132)		$16,355,712

Percentages are based upon Net Assets of $16,683,720.

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At January 31, 2019, such securities amounted to $4,325,742, or 25.9% of the net assets of the Fund.
(B)	The rate reported is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

GP — General Partnership

LP — Limited Partnership

As of January 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 45.1%
	Shares	Value
CONSUMER DISCRETIONARY — 2.6%
Home Depot	300,322	$55,118,097
CONSUMER STAPLES — 2.5%
PepsiCo	485,596	54,712,101
ENERGY — 5.8%
Enterprise Products Partners LP (A)	1,689,228	46,740,939
Magellan Midstream Partners (A)	371,339	22,818,781
Phillips 66 Partners (A)	480,320	23,545,286
Williams	1,175,590	31,658,639
		124,763,645
FINANCIALS — 8.1%
Bank of America	1,775,437	50,546,691
BB&T	615,230	30,023,224
Chubb	337,738	44,936,041
JPMorgan Chase	459,745	47,583,608
		173,089,564
HEALTH CARE — 5.8%
Abbott Laboratories	644,790	47,056,774
Becton Dickinson	118,810	29,638,343
Johnson & Johnson	356,745	47,475,624
		124,170,741
INDUSTRIALS — 8.4%
FedEx	246,978	43,855,883
General Dynamics	158,401	27,113,499
Honeywell International	372,993	53,572,985
Raytheon	150,613	24,814,998
Union Pacific	190,810	30,352,147
		179,709,512
INFORMATION TECHNOLOGY — 4.0%
Booz Allen Hamilton Holding, Cl A	441,518	21,691,779
Microsoft	302,020	31,539,949
Texas Instruments	313,130	31,525,928
		84,757,656
REAL ESTATE — 6.7%
Alexandria Real Estate Equities ‡	414,594	54,606,176
Boston Properties ‡	415,318	54,767,985
Crown Castle International ‡	292,260	34,211,955
		143,586,116
UTILITIES — 1.2%
Nextera Energy	141,060	25,246,919
Total Common Stock (Cost $714,418,131)		965,154,351

CORPORATE OBLIGATIONS —28.7%
	Face Amount
COMMUNICATION SERVICES — 2.1%
AT&T
2.300%, 03/11/19	$23,788,000	23,781,339
Comcast
3.300%, 10/01/20	22,464,000	22,613,950
		46,395,289

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — 1.1%
Toyota Motor Credit MTN
2.125%, 07/18/19	$24,067,000	$24,012,485
CONSUMER STAPLES — 1.3%
Walmart
1.750%, 10/09/19	27,283,000	27,127,709
ENERGY — 3.2%
Chevron
1.561%, 05/16/19	23,671,000	23,602,306
Exxon Mobil
2.222%, 03/01/21	23,603,000	23,413,516
Shell International Finance BV
1.375%, 05/10/19	22,188,000	22,118,301
		69,134,123
FINANCIALS — 10.7%
Bank of America
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/49	21,535,000	21,427,325
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/49	22,678,000	22,934,942
Citigroup
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/49	29,399,000	29,692,990
Goldman Sachs Group
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 12/29/49	24,813,000	24,875,033
JPMorgan Chase
6.221%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/49	26,336,000	26,494,016
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/49	26,839,000	26,704,805
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/49	24,892,000	24,966,676
Morgan Stanley
5.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	27,037,000	27,070,796
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	26,294,000	24,847,830
		229,014,413
HEALTH CARE — 3.4%
Amgen
2.200%, 05/22/19	23,368,000	23,322,637
Gilead Sciences
2.550%, 09/01/20	1,093,000	1,086,807
Medtronic
2.500%, 03/15/20	23,632,000	23,581,497
Pfizer
2.100%, 05/15/19	24,188,000	24,159,339
		72,150,280
INFORMATION TECHNOLOGY — 6.9%
Apple
2.850%, 05/06/21	25,867,000	25,986,637
2.100%, 05/06/19	23,437,000	23,406,763
Cisco Systems
1.400%, 09/20/19	47,904,000	47,547,637
Intel
3.300%, 10/01/21	23,151,000	23,585,333

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Visa
2.200%, 12/14/20	$27,167,000	$26,990,741
		147,517,111

Total Corporate Obligations (Cost $619,879,022)		615,351,410

PREFERRED STOCK — 7.5%
	Shares
FINANCIALS — 5.4%
Bank of America, Ser 5, 4.000% , VAR ICE LIBOR USD 3 Month+0.500%	1,018,107	21,441,334
BB&T, Ser D, 5.850%	863,840	21,829,237
PNC Financial Services Group, Ser Q, 5.375%	876,971	21,836,578
US Bancorp, Ser B, 3.500% , VAR ICE LIBOR USD 3 Month+0.600%	1,264,465	24,555,910
Wells Fargo, 5.850% , VAR ICE LIBOR USD 3 Month+3.090%	1,007,895	25,731,559
		115,394,618

HEALTH CARE — 1.0%
Becton Dickinson, 6.125% *	370,650	22,794,975

UTILITIES — 1.1%
CenterPoint Energy, 7.000%	426,900	23,031,255

Total Preferred Stock (Cost $156,349,238)		161,220,848

U.S. TREASURY OBLIGATIONS —5.4%
	Face Amount
U.S. Treasury Notes
3.625%, 08/15/19	42,303,000	42,555,826
3.375%, 11/15/19	24,888,000	25,041,606
2.625%, 08/15/20	22,908,000	22,950,058
2.625%, 11/15/20	23,034,000	23,086,186
1.625%, 03/31/19	1,191,000	1,189,472

Total U.S. Treasury Obligations (Cost $114,786,698)		114,823,148

U.S. GOVERNMENT AGENCY OBLIGATIONS —4.0%
FHLMC
2.375%, 01/13/22	21,530,000	21,475,249
1.875%, 11/17/20	21,723,000	21,487,762
1.750%, 05/30/19	21,079,000	21,030,455
1.375%, 05/01/20	22,289,000	21,965,408

Total U.S. Government Agency Obligations (Cost $86,470,899)		85,958,874

CONVERTIBLE PREFERRED STOCK — 1.0%
	Shares

UTILITIES — 1.0%
DTE Energy, 6.500% *	406,750	22,155,672

(Cost $20,416,554)		22,155,672

SHORT-TERM INVESTMENT — 6.8%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl F, 2.190% (B) (Cost $144,418,811)	144,418,811	$144,418,811
Total Investments — 98.5% (Cost $1,856,739,353)		$2,109,083,114

Percentages are based upon Net Assets of $2,141,345,996.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2019, such securities amounted to $93,105,007, or 4.3% of the net assets of the Fund.
(B)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$965,154,351	$—	$—	$965,154,351
Corporate Obligations	—	615,351,410	—	615,351,410
Preferred Stock	138,189,593	23,031,255	—	161,220,848
U.S. Treasury Obligations	—	114,823,148	—	114,823,148
U.S. Government Agency Obligations	—	85,958,874	—	85,958,874
Convertible Preferred Stock	22,155,672	—	—	22,155,672
Short-Term Investment	144,418,811	—	—	144,418,811

Total Investments in Securities	$1,269,918,427	$839,164,687	$—	$2,109,083,114

For the period ended January 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-2400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 33.8%
	Face Amount	Value
AUSTRIA — 5.4%
Oesterreichische Kontrollbank
1.125%, 04/26/19	$135,000	$134,519

GERMANY — 9.6%
Kreditanstalt fuer Wiederaufbau
1.875%, 04/01/19	140,000	139,860
Landwirtschaftliche Rentenbank
1.750%, 04/15/19	100,000	99,828
		239,688

LUXEMBOURG — 3.4%
European Investment Bank MTN
1.250%, 05/15/19	85,000	84,706

NETHERLANDS — 2.4%
Shell International Finance BV
1.375%, 05/10/19	59,000	58,815

SWITZERLAND — 2.5%
Novartis Securities Investment
5.125%, 02/10/19	63,000	63,020

UNITED STATES — 10.5%
Bank of America
5.125%, VAR ICE LIBOR USD 3 Month+3.387%, 12/31/49	55,000	54,725
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/49	42,000	42,476
Citigroup
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/49	55,000	55,413
JPMorgan Chase
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/49	55,000	55,825
Wells Fargo
6.558%, VAR ICE LIBOR USD 3 Month+3.770%, 03/15/18	56,000	56,279
		264,718

Total Corporate Obligations (Cost $850,106)		845,466

COMMON STOCK — 33.8%
	Shares
BELGIUM — 0.1%
Anheuser-Busch InBev ADR	39	2,981

BRAZIL — 1.1%
Banco Bradesco ADR *	1,298	16,121
Vale ADR, Cl B *	865	10,761
		26,882

FRANCE — 1.7%
Capgemini	262	28,933
TOTAL ADR	232	12,697
		41,630

GERMANY — 0.5%
SAP ADR	127	13,134

JAPAN — 0.5%
Nippon Telegraph & Telephone ADR .	299	12,869

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 2.6%
Novartis ADR	732	$64,065

TAIWAN — 0.3%
Taiwan Semiconductor
Manufacturing ADR	175	6,584

UNITED KINGDOM — 0.7%
Lloyds TSB Group PLC ADR	941	2,851
Royal Dutch Shell ADR, Cl A	212	13,087
Vodafone Group ADR	139	2,535
		18,473

UNITED STATES — 26.3%
Abbott Laboratories	361	26,346
Alexandria Real Estate Equities ‡	267	35,166
Bank of America	1,937	55,147
Becton Dickinson	222	55,380
Boeing	20	7,712
Booz Allen Hamilton Holding, Cl A	1,350	66,326
Boston Properties ‡	394	51,956
Comcast, Cl A	191	6,985
Crown Castle International ‡	225	26,339
Enbridge	87	3,186
Enterprise Products Partners LP (A)	1,522	42,113
General Dynamics	117	20,027
Honeywell International	277	39,786
Johnson & Johnson	284	37,795
Kinder Morgan	1,429	25,865
Microsoft	247	25,794
Nextera Energy	140	25,057
Oracle	164	8,238
Phillips 66 Partners (A)	606	29,706
Raytheon	162	26,691
UBS Group	475	6,156
Union Pacific	178	28,314
US Bancorp	132	6,753
		656,838

Total Common Stock (Cost $721,211)		843,456

PREFERRED STOCK — 6.4%

NETHERLANDS — 4.1%
Aegon, 6.375%	1,985	50,677
ING Groep, 6.375%	1,988	50,754
		101,431

UNITED STATES — 2.3%
BB&T, Ser E, 5.625%	535	13,375
Becton Dickinson, 6.125%*	228	14,022
US Bancorp, Ser B, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	634	12,312

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
January 31, 2019 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	730	$18,637
		58,346

Total Preferred Stock (Cost $159,423)		159,777

SOVEREIGN DEBT — 4.0%
	Face Amount
DENMARK — 4.0%
Kommunekredit MTN
1.750%, 01/10/20	$100,000	99,163

(Cost $99,013)		99,163

EXCHANGE TRADED FUNDS — 3.5%
	Shares
CANADA — 0.3%
iShares S&P/TSX Capped REIT Index ETF	541	7,403

JAPAN — 0.6%
NEXT FUNDS REIT INDEX ETF	790	14,418

NETHERLANDS — 0.9%
iShares European Property Yield UCITS ETF	451	21,407

UNITED STATES — 1.7%
iShares International Developed ETF	843	24,995
Vanguard Global ex-U.S. Real Estate ETF	342	19,621
		44,616

Total Exchange Traded Funds (Cost $82,317)		87,844

CONVERTIBLE PREFERRED STOCK — 1.0%

UNITED STATES — 1.0%
DTE Energy, 6.500%*	286	15,579
Mandatory Exchangeable Trust, 5.750% *	43	8,129

Total Convertible Preferred Stock (Cost $23,316)		23,708

SHORT-TERM INVESTMENT — 10.0%
SEI Daily Income Trust, Government Fund, Cl F, 2.190% (B) (Cost $250,109)	250,109	250,109
Total Investments — 92.5% (Cost $2,185,495)		$2,309,523

Percentages are based upon Net Assets of $2,495,515.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2019, such securities amounted to $71,819 or 2.9% of the net assets of the Fund.
(B)	The rate reported is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

Ser — Series

TSX — Toronto Stock Exchange

UCITS — Undertakings for the Collective Investment of Transferable

 Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$845,466	$—	$845,466
Common Stock	843,456	—	—	843,456
Preferred Stock	159,777	—	—	159,777
Sovereign Debt	—	99,163	—	99,163
Exchange Traded Funds	87,844	—	—	87,844
Convertible
Preferred Stock	15,579	8,129	—	23,708
Short-Term Investment	250,109	—	—	250,109

Total Investments in Securities	$1,356,765	$952,758	$—	$2,309,523

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-018-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 79.3%
	Shares	Value

BRAZIL — 3.7%
Ambev	457,353	$2,195,726
BB Seguridade Participacoes	447,660	3,812,327
Vale *	315,525	3,936,276
		9,944,329

CANADA — 1.7%
Barrick Gold	343,989	4,605,022

CHILE — 4.2%
Banco de Chile	24,081,095	3,820,368
Cia Cervecerias Unidas	241,120	3,277,805
Enel Americas	21,332,795	4,358,943
		11,457,116

EGYPT — 1.8%
Commercial International Bank Egypt SAE	1,010,755	4,746,775

HONG KONG — 19.2%
AIA Group	529,206	4,754,468
Anhui Conch Cement, Cl H	777,308	4,199,978
ASM Pacific Technology	388,878	4,175,143
BOC Hong Kong Holdings	921,341	3,534,068
China Construction Bank, Cl H	4,157,971	3,714,390
China Overseas Land & Investment	1,207,537	4,539,526
China Resources Gas Group	747,318	2,923,693
China Resources Land	1,015,249	3,946,031
CNOOC	3,117,617	5,212,483
Industrial & Commercial Bank of China, Cl H	4,992,882	3,855,778
Ping An Insurance Group of China, Cl H	315,658	3,053,139
Samsonite International	1,169,976	3,436,655
Tencent Holdings	93,993	4,144,381
		51,489,733

INDIA — 1.5%
Reliance Industries GDR	114,908	3,958,581

INDONESIA — 5.2%
Bank Central Asia	1,278,635	2,578,318
Bank Mandiri Persero	4,016,661	2,141,644
Perusahaan Gas Negara Persero	28,192,883	5,185,594
Telekomunikasi Indonesia Persero	14,911,432	4,162,074
		14,067,630

LUXEMBOURG — 1.6%
Tenaris ADR	169,628	4,235,611

MALAYSIA — 1.7%
Public Bank	761,318	4,605,825

MEXICO — 5.6%
Alsea	1,323,329	3,660,872
Arca Continental	520,483	3,019,916
Fomento Economico Mexicano ADR	26,270	2,391,095

COMMON STOCK — continued
	Shares	Value

MEXICO — continued
Genomma Lab Internacional, Cl B *	2,601,093	$1,809,125
Grupo Aeroportuario del Centro Norte, Cl B	487,786	2,724,597
Wal-Mart de Mexico	521,248	1,369,205
		14,974,810

PHILIPPINES — 1.6%
Ayala Land	4,957,188	4,223,741

SOUTH AFRICA — 7.0%
AVI	546,640	3,834,465
Bidvest Group	242,135	3,698,543
Clicks Group	198,096	2,940,730
MTN Group	595,953	3,910,341
Sanlam	691,621	4,385,807
		18,769,886

SOUTH KOREA — 6.9%
Coway	54,846	4,111,047
Hankook Tire	87,216	3,276,528
Hanon Systems	411,743	4,736,719
Kolmar Korea	45,454	2,745,256
Samsung Electronics	91,047	3,776,407
		18,645,957

TAIWAN — 6.3%
Advantech	104,553	784,589
Catcher Technology	409,259	3,150,078
Giant Manufacturing	774,175	3,864,978
Sinbon Electronics	435,823	1,220,875
Taiwan Semiconductor Manufacturing	577,314	4,220,648
Tripod Technology	1,350,797	3,649,555
		16,890,723

THAILAND — 3.4%
Central Pattana NVDR	698,158	1,782,127
Kasikornbank NVDR	278,630	1,783,660
Siam Cement	27,224	407,804
Siam Cement NVDR	173,686	2,601,746
Tisco Financial Group NVDR	941,449	2,493,556
		9,068,893

TURKEY — 3.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	6,454,516	1,973,839
Enka Insaat ve Sanayi	1,781,257	1,703,117
TAV Havalimanlari Holding	794,162	4,285,415
		7,962,371

UNITED STATES — 4.9%
Credicorp	17,442	4,234,569
HDFC Bank ADR	25,451	2,499,797
NetEase ADR	17,550	4,421,372

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
Southern Copper	63,376	$2,130,701
		13,286,439
Total Common Stock (Cost $182,395,105)		212,933,442

EXCHANGE TRADED FUNDS — 5.8%

UNITED STATES — 5.8%
Invesco India Exchange-Traded Fund Trust	265,547	6,335,951
iShares India 50 ETF	108,838	3,794,093
iShares MSCI India ETF	167,573	5,496,394

Total Exchange Traded Funds (Cost $15,444,432)		15,626,438

PARTICIPATORY NOTES — 5.6%

INDIA — 5.6%
JPMorgan (convertible to Bharat Forge) 04/22/2019*	240,021	1,651,188
JPMorgan (convertible to HCL Technologies) 09/14/2021*	270,315	3,791,603
JPMorgan (convertible to Reliance Industries) 05/22/2019*	52,965	906,957
JPMorgan (convertible to Tata Consultancy Services) 12/28/2020*	105,906	2,976,472
JPMorgan (convertible to Titan) 05/20/2019*	404,060	5,614,593

Total Participatory Notes (Cost $9,255,846)		14,940,813

PREFERRED STOCK — 1.7%

BRAZIL — 1.7%
Banco Bradesco, 3.260% *	369,401	4,584,089

(Cost $1,965,255)		4,584,089

SHORT-TERM INVESTMENT — 7.3%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (A) (Cost $19,502,496)	19,502,496	19,502,496
Total Investments — 99.7% (Cost $228,563,134)		$267,587,278

Percentages are based upon Net Assets of $268,527,077.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Brazil	$9,944,329	$–	$–	$9,944,329
Canada	4,605,022	–	–	4,605,022
Chile	11,457,116	–	–	11,457,116
Egypt	4,746,775	–	–	4,746,775
Hong Kong	51,489,733	–	–	51,489,733
India	3,958,581	–	–	3,958,581
Indonesia	14,067,630	–	–	14,067,630
Luxembourg	4,235,611	–	–	4,235,611
Malaysia	4,605,825	–	–	4,605,825
Mexico	14,974,810	–	–	14,974,810
Philippines	4,223,741	–	–	4,223,741
South Africa	18,769,886	–	–	18,769,886
South Korea	18,645,957	–	–	18,645,957
Taiwan	–	16,890,723	–	16,890,723
Thailand	9,068,893	–	–	9,068,893
Turkey	7,962,371	–	–	7,962,371
United States	13,286,439	–	–	13,286,439

Total Common Stock	196,042,719	16,890,723	–	212,933,442

Exchange Traded Funds	15,626,438	–	–	15,626,438
Participatory Notes	–	14,940,813	–	14,940,813
Preferred Stock	4,584,089	–	–	4,584,089
Short-Term Investment	19,502,496	–	–	19,502,496

Total Investments in Securities	$235,755,742	$31,831,536	$–	$267,587,278

‡Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2019, there were transfers of $16,890,723 from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-1300

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.0%
	Face Amount	Value
COMMUNICATION SERVICES — 14.4%
AMC Entertainment Holdings
5.875%, 02/15/22	$245,000	$244,694
Cable One
5.750%, 06/15/22 (A)	185,000	188,006
CCO Holdings
5.875%, 04/01/24 (A)	250,000	256,310
5.125%, 02/15/23	425,000	429,250
5.125%, 05/01/23 (A)	130,000	131,739
CenturyLink
6.750%, 12/01/23	125,000	125,781
6.450%, 06/15/21	400,000	407,120
5.800%, 03/15/22	125,000	125,267
5.625%, 04/01/20	145,000	146,312
Cinemark USA
4.875%, 06/01/23	205,000	202,950
Clear Channel International BV
8.750%, 12/15/20 (A)	275,000	279,812
Clear Channel Worldwide Holdings
7.625%, 03/15/20	250,000	249,687
Cogent Communications Group
5.375%, 03/01/22 (A)	240,000	243,840
Consolidated Communications
6.500%, 10/01/22	315,000	288,225
CSC Holdings
6.750%, 11/15/21	455,000	477,886
DISH DBS
6.750%, 06/01/21	425,000	432,867
5.875%, 07/15/22	150,000	142,500
5.125%, 05/01/20	460,000	461,150
Frontier Communications
8.500%, 04/15/20	190,000	171,475
7.125%, 03/15/19	270,000	265,950
Inmarsat Finance
4.875%, 05/15/22 (A)	295,000	285,413
Intelsat Jackson Holdings
9.500%, 09/30/22 (A)	120,000	139,500
8.000%, 02/15/24 (A)	240,000	249,900
Level 3 Financing
5.375%, 08/15/22	250,000	251,950
5.125%, 05/01/23	135,000	133,819
Live Nation Entertainment
5.375%, 06/15/22 (A)	150,000	151,125
Nexstar Broadcasting
6.125%, 02/15/22 (A)	120,000	120,900
Sinclair Television Group
6.125%, 10/01/22	125,000	127,188
Sirius XM Radio
4.625%, 05/15/23 (A)	125,000	124,844
3.875%, 08/01/22 (A)	180,000	177,300
Sprint
7.875%, 09/15/23	365,000	387,813
7.250%, 09/15/21	500,000	525,000
Sprint Communications
11.500%, 11/15/21	60,000	69,525
9.250%, 04/15/22	120,000	138,900
7.000%, 08/15/20	125,000	129,687
6.000%, 11/15/22	255,000	257,869
TEGNA
6.375%, 10/15/23	285,000	289,275
Townsquare Media
6.500%, 04/01/23 (A)	210,000	194,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Zayo Group
6.000%, 04/01/23	$230,000	$231,150
		9,256,229

CONSUMER DISCRETIONARY — 20.6%
1011778 BC ULC
4.625%, 01/15/22 (A)	255,000	255,637
ADT Security
6.250%, 10/15/21	185,000	194,481
5.250%, 03/15/20	185,000	187,775
3.500%, 07/15/22	165,000	158,813
Ahern Rentals
7.375%, 05/15/23 (A)	150,000	130,500
Altice Financing
6.625%, 02/15/23 (A)	200,000	201,060
Altice Luxembourg
7.750%, 05/15/22 (A)	275,000	266,750
APX Group
7.875%, 12/01/22	280,000	270,900
Beazer Homes USA
8.750%, 03/15/22	150,000	156,825
Boyd Gaming
6.875%, 05/15/23	245,000	254,648
Builders FirstSource
5.625%, 09/01/24 (A)	80,000	76,300
Cablevision Systems
5.875%, 09/15/22	225,000	226,125
Carrols Restaurant Group
8.000%, 05/01/22	175,000	178,937
CSC Holdings
5.375%, 07/15/23 (A)	320,000	323,504
Dana
6.000%, 09/15/23	175,000	176,750
Diamond Resorts International
7.750%, 09/01/23 (A)	215,000	211,775
Eldorado Resorts
7.000%, 08/01/23	265,000	276,925
Great Lakes Dredge & Dock
8.000%, 05/15/22	295,000	303,850
Griffon
5.250%, 03/01/22	360,000	352,800
Group 1 Automotive
5.250%, 12/15/23 (A)	210,000	201,600
Herc Rentals
7.500%, 06/01/22 (A)	143,000	149,614
Hertz
7.375%, 01/15/21	220,000	217,800
5.875%, 10/15/20	135,000	133,650
International Game Technology
6.250%, 02/15/22 (A)	300,000	310,500
KB Home
8.000%, 03/15/20	135,000	140,569
7.500%, 09/15/22	160,000	169,800
Lennar
6.625%, 05/01/20	180,000	185,400
4.750%, 11/15/22	125,000	125,469
M/I Homes
6.750%, 01/15/21	150,000	151,500
Manitowoc
12.750%, 08/15/21 (A)	95,000	101,294
Marriott Ownership Resorts
5.625%, 04/15/23 (A)	180,000	177,300
MasTec
4.875%, 03/15/23	320,000	320,800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Mattel
2.350%, 08/15/21	$205,000	$190,137
Mclaren Finance
5.750%, 08/01/22 (A)	210,000	194,225
Mediacom Broadband
5.500%, 04/15/21	121,000	120,697
Meritage Homes
7.150%, 04/15/20	145,000	150,075
Meritor
6.250%, 02/15/24	315,000	316,575
MGM Resorts International
7.750%, 03/15/22	335,000	363,894
6.750%, 10/01/20	145,000	151,352
6.625%, 12/15/21	175,000	184,835
Midas Intermediate Holdco II
7.875%, 10/01/22 (A)	175,000	161,875
NCL
4.750%, 12/15/21 (A)	274,000	275,713
Nexstar Broadcasting
5.875%, 11/15/22	255,000	258,187
Party City Holdings
6.125%, 08/15/23 (A)	225,000	227,813
Penske Automotive Group
3.750%, 08/15/20	275,000	273,281
Prime Security Services Borrower
9.250%, 05/15/23 (A)	373,000	394,447
PulteGroup
4.250%, 03/01/21	215,000	217,956
Scientific Games International
10.000%, 12/01/22	295,000	310,119
6.625%, 05/15/21	190,000	188,100
Service International
4.500%, 11/15/20	250,000	248,750
Shea Homes
5.875%, 04/01/23 (A)	215,000	204,250
Silversea Cruise Finance
7.250%, 02/01/25 (A)	200,000	214,250
Taylor Morrison Communities
6.625%, 05/15/22	255,000	259,462
Tempur Sealy International
5.625%, 10/15/23	155,000	153,838
Titan International
6.500%, 11/30/23	335,000	307,362
United Rentals North America
4.625%, 07/15/23	225,000	227,599
WESCO Distribution
5.375%, 12/15/21	100,000	100,750
William Lyon Homes
7.000%, 08/15/22	175,000	175,875
WMG Acquisition
5.625%, 04/15/22 (A)	67,000	67,670
5.000%, 08/01/23 (A)	65,000	64,513
Wyndham Destinations
4.250%, 03/01/22	340,000	340,000
XPO Logistics
6.500%, 06/15/22 (A)	319,000	325,779
		13,259,030

CONSUMER STAPLES — 0.6%
B&G Foods
4.625%, 06/01/21	260,000	261,378
Performance Food Group
5.500%, 06/01/24 (A)	145,000	142,825
		404,203

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 10.7%
Antero Resources
5.625%, 06/01/23	$165,000	$164,587
5.375%, 11/01/21	325,000	326,641
Archrock Partners
6.000%, 04/01/21	305,000	300,806
Ascent Resources Utica Holdings
10.000%, 04/01/22 (A)	117,000	125,044
Blue Racer Midstream
6.125%, 11/15/22 (A)	185,000	186,850
Calpine
6.000%, 01/15/22 (A)	250,000	251,875
5.875%, 01/15/24 (A)	140,000	140,000
Carrizo Oil & Gas
6.250%, 04/15/23	100,000	98,750
Chesapeake Energy
6.875%, 11/15/20	165,000	167,062
6.037%, VAR ICE LIBOR USD 3 Month+3.250%, 04/15/19	345,000	344,138
CNX Resources
5.875%, 04/15/22	225,000	223,875
Crestwood Midstream Partners
6.250%, 04/01/23	295,000	297,581
DCP Midstream Operating
5.350%, 03/15/20 (A)	155,000	157,325
4.750%, 09/30/21 (A)	175,000	175,875
2.700%, 04/01/19	200,000	199,740
Denbury Resources
9.000%, 05/15/21 (A)	180,000	178,200
Energy Transfer
7.500%, 10/15/20	285,000	302,456
Forum Energy Technologies
6.250%, 10/01/21	315,000	278,775
Gulfport Energy
6.625%, 05/01/23	65,000	64,391
Laredo Petroleum
6.250%, 03/15/23	110,000	105,292
Nabors Industries
5.000%, 09/15/20	110,000	108,350
4.625%, 09/15/21	255,000	241,294
NGL Energy Partners
5.125%, 07/15/19	200,000	200,000
NRG Energy
6.250%, 05/01/24	245,000	253,575
NuStar Logistics
4.800%, 09/01/20	130,000	130,487
4.750%, 02/01/22	175,000	170,625
Oasis Petroleum
6.875%, 03/15/22	195,000	194,513
Precision Drilling
6.500%, 12/15/21	74,402	71,798
Pride International
6.875%, 08/15/20	105,000	105,000
QEP Resources
6.800%, 03/01/20	100,000	102,500
Range Resources
5.750%, 06/01/21	205,000	206,025
SESI
7.125%, 12/15/21	215,000	190,812
SM Energy
6.125%, 11/15/22	185,000	185,463
Summit Midstream Holdings
5.500%, 08/15/22	395,000	381,175
Sunoco
4.875%, 01/15/23	95,000	93,575

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Transocean
9.000%, 07/15/23 (A)	$32,000	$33,390
Whiting Petroleum
5.750%, 03/15/21	165,000	165,000
		6,922,845

FINANCIALS — 5.8%
Ally Financial
8.000%, 03/15/20	135,000	141,244
4.250%, 04/15/21	340,000	341,700
Fiat Chrysler Automobiles
4.500%, 04/15/20	260,000	260,975
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/22 (A)	210,000	211,050
Laredo Petroleum
5.625%, 01/15/22	260,000	250,900
Nationstar Mortgage
6.500%, 07/01/21	395,000	394,012
Navient
8.000%, 03/25/20	154,000	160,352
7.250%, 01/25/22	185,000	191,938
6.625%, 07/26/21	215,000	220,912
5.875%, 03/25/21	220,000	224,330
Oxford Finance
6.375%, 12/15/22 (A)	140,000	141,750
Solera
10.500%, 03/01/24 (A)	200,000	216,996
Springleaf Finance
7.750%, 10/01/21	250,000	263,125
6.125%, 05/15/22	325,000	334,074
6.000%, 06/01/20	200,000	203,250
Starwood Property Trust
5.000%, 12/15/21	175,000	176,750
		3,733,358

HEALTH CARE — 10.6%
Acadia Healthcare
6.500%, 03/01/24	185,000	182,225
6.125%, 03/15/21	200,000	200,500
Agiliti Health
7.625%, 08/15/20	330,000	330,000
Bausch Health
6.500%, 03/15/22 (A)	425,000	439,344
5.875%, 05/15/23 (A)	350,000	342,562
5.625%, 12/01/21 (A)	284,000	284,355
CHS
5.125%, 08/01/21	200,000	192,250
DaVita
5.750%, 08/15/22	155,000	157,519
DJO Finance
8.125%, 06/15/21 (A)	165,000	171,468
Eagle Holding II
7.625% cash/0% PIK, 05/15/22 (A)	110,000	110,000
HCA
7.500%, 02/15/22	250,000	273,750
6.500%, 02/15/20	180,000	184,950
5.875%, 03/15/22	140,000	148,400
HCA Healthcare
6.250%, 02/15/21	460,000	479,550
Hill-Rom Holdings
5.750%, 09/01/23 (A)	235,000	241,462
Horizon Pharma USA
6.625%, 05/01/23	200,000	199,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Jaguar Holding II
6.375%, 08/01/23 (A)	$210,000	$208,950
Kinetic Concepts
12.500%, 11/01/21 (A)	120,000	129,900
7.875%, 02/15/21 (A)	290,000	295,800
Mallinckrodt International Finance
4.875%, 04/15/20 (A)	170,000	168,087
MPH Acquisition Holdings
7.125%, 06/01/24 (A)	140,000	139,020
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	140,000	135,100
Prestige Brands
6.375%, 03/01/24 (A)	195,000	194,025
5.375%, 12/15/21 (A)	199,000	199,000
Select Medical
6.375%, 06/01/21	280,000	281,400
Tenet Healthcare
7.500%, 01/01/22 (A)	235,000	244,165
6.000%, 10/01/20	250,000	258,200
4.750%, 06/01/20	155,000	156,162
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/21	220,000	207,952
Vizient
10.375%, 03/01/24 (A)	230,000	249,263
		6,804,359

INDUSTRIALS — 11.5%
Air Canada
7.750%, 04/15/21 (A)	305,000	325,206
American Airlines Group
5.500%, 10/01/19 (A)	200,000	201,420
4.625%, 03/01/20 (A)	235,000	235,000
American Axle & Manufacturing
6.625%, 10/15/22	169,000	171,746
Ardagh Packaging Finance
7.250%, 05/15/24 (A)	250,000	258,437
ATS Automation Tooling Systems
6.500%, 06/15/23 (A)	270,000	275,400
BCD Acquisition
9.625%, 09/15/23 (A)	230,000	243,225
Bombardier
8.750%, 12/01/21 (A)	110,000	116,770
7.750%, 03/15/20 (A)	275,000	283,250
6.000%, 10/15/22 (A)	225,000	216,844
5.750%, 03/15/22 (A)	260,000	247,650
Century Communities
6.875%, 05/15/22	170,000	170,833
Cleaver-Brooks
7.875%, 03/01/23 (A)	255,000	252,450
Cloud Crane
10.125%, 08/01/24 (A)	275,000	292,875
Covanta Holding
5.875%, 03/01/24	190,000	189,525
CPG Merger
8.000%, 10/01/21 (A)	315,000	307,125
DAE Funding
4.500%, 08/01/22 (A)	210,000	207,375
4.000%, 08/01/20 (A)	140,000	138,250
Gates Global
6.000%, 07/15/22 (A)	216,000	217,145
GFL Environmental
5.625%, 05/01/22 (A)	150,000	144,141
Grinding Media
7.375%, 12/15/23 (A)	165,000	166,650

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Icahn Enterprises
6.250%, 02/01/22	$355,000	$364,653
6.000%, 08/01/20	315,000	317,756
IHO Verwaltungs
4.125% cash/0% PIK, 09/15/21 (A)	200,000	195,500
Moog
5.250%, 12/01/22 (A)	155,000	155,581
New Enterprise Stone & Lime
10.125%, 04/01/22 (A)	85,000	85,000
Nielsen Finance
5.000%, 04/15/22 (A)	235,000	234,648
Nielsen Luxembourg SARL
5.500%, 10/01/21 (A)	175,000	176,365
RR Donnelley & Sons
7.875%, 03/15/21	84,000	84,630
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	190,000	204,963
United Continental Holdings
6.000%, 12/01/20	320,000	328,400
W/S Packaging Holdings
9.000%, 04/15/23 (A)	210,000	211,050
Welbilt
9.500%, 02/15/24	145,000	155,512
Zekelman Industries
9.875%, 06/15/23 (A)	235,000	249,688
		7,425,063

INFORMATION TECHNOLOGY — 6.2%
Advanced Micro Devices
7.500%, 08/15/22	185,000	200,725
Alliance Data Systems MTN
5.875%, 11/01/21 (A)	285,000	287,137
Amkor Technology
6.375%, 10/01/22	130,000	131,300
CommScope
5.000%, 06/15/21 (A)	250,000	248,438
Dell International
7.125%, 06/15/24 (A)	215,000	226,836
5.875%, 06/15/21 (A)	420,000	426,851
EMC
2.650%, 06/01/20	315,000	310,294
Exela Intermediate
10.000%, 07/15/23 (A)	315,000	315,000
First Data
5.750%, 01/15/24 (A)	140,000	143,938
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	290,000	311,025
Harland Clarke Holdings
6.875%, 03/01/20 (A)	90,000	89,100
Infor Software Parent
7.125% cash/0% PIK, 05/01/21 (A)	250,000	251,875
Infor US
5.750%, 08/15/20 (A)	160,000	162,368
Sabre GLBL
5.375%, 04/15/23 (A)	230,000	232,875
TIBCO Software
11.375%, 12/01/21 (A)	290,000	305,225
Unisys
10.750%, 04/15/22 (A)	320,000	348,435
		3,991,422

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 11.9%
AK Steel
7.500%, 07/15/23	$130,000	$132,275
Allegheny Technologies
7.875%, 08/15/23	160,000	170,600
5.950%, 01/15/21	280,000	283,786
American Builders & Contractors Supply
5.750%, 12/15/23 (A)	155,000	159,262
ArcelorMittal
5.500%, 03/01/21	145,000	150,081
ARD Finance
7.125% cash/0% PIK, 09/15/23 .	220,000	212,300
Ardagh Packaging Finance
4.250%, 09/15/22 (A)	200,000	197,960
Aruba Investments
8.750%, 02/15/23 (A)	170,000	166,600
Ashland
4.750%, 08/15/22	125,000	125,781
Berry Global
5.125%, 07/15/23	215,000	215,608
Cascades
5.750%, 07/15/23 (A)	175,000	170,187
5.500%, 07/15/22 (A)	190,000	189,050
Century Aluminum
7.500%, 06/01/21 (A)	165,000	164,587
Chemours
6.625%, 05/15/23	310,000	320,463
Clearwater Paper
4.500%, 02/01/23	175,000	162,312
First Quantum Minerals
7.000%, 02/15/21 (A)	290,000	289,275
FMG Resources August 2006 Pty
4.750%, 05/15/22 (A)	150,000	149,579
Freeport-McMoRan
3.100%, 03/15/20	200,000	197,750
Graphic Packaging International
4.750%, 04/15/21	195,000	196,463
Greif
7.750%, 08/01/19	250,000	255,000
Hecla Mining
6.875%, 05/01/21	215,000	215,417
Hudbay Minerals
7.250%, 01/15/23 (A)	140,000	144,200
Joseph T Ryerson & Son
11.000%, 05/15/22 (A)	220,000	227,667
Mercer International
7.750%, 12/01/22	74,000	76,960
6.500%, 02/01/24	170,000	171,765
Multi-Color
6.125%, 12/01/22 (A)	240,000	241,800
Northwest Acquisitions ULC
7.125%, 11/01/22 (A)	140,000	139,468
NOVA Chemicals
5.250%, 08/01/23 (A)	195,000	189,597
Novelis
6.250%, 08/15/24 (A)	130,000	130,813
OCI
6.625%, 04/15/23 (A)	250,000	256,875
Perstorp Holding
8.500%, 06/30/21 (A)	284,000	294,650
Platform Specialty Products
6.500%, 02/01/22 (A)	215,000	217,956
Reynolds Group Issuer
6.287%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/21 (A)	320,000	320,800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
5.750%, 10/15/20	$455,481	$457,211
5.125%, 07/15/23 (A)	155,000	155,287
Standard Industries
5.500%, 02/15/23 (A)	100,000	101,750
Steel Dynamics
5.125%, 10/01/21	150,000	151,125
Summit Materials
8.500%, 04/15/22	215,000	224,944
6.125%, 07/15/23	75,000	75,540
		7,702,744

REAL ESTATE — 3.7%
GEO Group
5.875%, 01/15/22	225,000	219,094
5.125%, 04/01/23	150,000	136,875
Iron Mountain
5.750%, 08/15/24	260,000	258,700
iStar
6.500%, 07/01/21	195,000	197,921
6.000%, 04/01/22	170,000	169,575
5.000%, 07/01/19	72,000	72,090
4.625%, 09/15/20	55,000	54,587
Lamar Media
5.000%, 05/01/23	65,000	65,487
Outfront Media Capital
5.625%, 02/15/24	260,000	263,575
Realogy Group
5.250%, 12/01/21 (A)	275,000	274,896
RHP Hotel Properties
5.000%, 04/15/21	210,000	210,263
Sabra Health Care
5.500%, 02/01/21	225,000	227,250
SBA Communications
4.875%, 07/15/22	245,000	248,136
		2,398,449
Total Corporate Obligations (Cost $62,830,511)		61,897,702

Total Investments — 96.0% (Cost $62,830,511)		$61,897,702

Percentages are based upon Net Assets of $64,453,938.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $25,766,359 and represents 40.0% of Net Assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

As of January 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 94.2%
	Face Amount	Value
COMMUNICATION SERVICES — 10.1%
CCO Holdings
5.750%, 02/15/26 (A)	$10,000	$10,150
5.500%, 05/01/26 (A)	5,000	4,988
5.375%, 05/01/25 (A)	5,000	5,026
CenturyLink
7.500%, 04/01/24	25,000	25,375
Clear Channel Worldwide Holdings
6.500%, 11/15/22	10,000	10,225
Consolidated Communications
6.500%, 10/01/22	10,000	9,150
CSC Holdings
6.750%, 11/15/21	5,000	5,252
DISH DBS
7.750%, 07/01/26	5,000	4,300
Frontier Communications
8.500%, 04/01/26 (A)	5,000	4,536
Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	5,000	5,206
5.500%, 08/01/23	5,000	4,550
Lamar Media
5.750%, 02/01/26	10,000	10,356
Sprint
7.625%, 02/15/25	5,000	5,227
Sprint Capital
8.750%, 03/15/32	20,000	21,950
Sprint Communications
6.000%, 11/15/22	5,000	5,056
T-Mobile USA
6.500%, 01/15/26	10,000	10,575
Townsquare Media
6.500%, 04/01/23 (A)	35,000	32,375
Videotron
5.125%, 04/15/27 (A)	10,000	10,025
		184,322

CONSUMER DISCRETIONARY — 26.9%
1011778 BC ULC
5.000%, 10/15/25 (A)	10,000	9,650
ACCO Brands
5.250%, 12/15/24 (A)	10,000	9,775
AECOM
5.125%, 03/15/27	15,000	14,137
Ahern Rentals
7.375%, 05/15/23 (A)	35,000	30,450
Altice France
7.375%, 05/01/26 (A)	10,000	9,637
Altice Luxembourg
7.750%, 05/15/22 (A)	5,000	4,850
American Axle & Manufacturing
6.500%, 04/01/27	10,000	9,575
Aramark Services
5.000%, 02/01/28 (A)	20,000	19,525
Boyd Gaming
6.875%, 05/15/23	10,000	10,394
Boyne USA
7.250%, 05/01/25 (A)	10,000	10,525
Brunswick
4.625%, 05/15/21 (A)	10,000	9,925
Builders FirstSource
5.625%, 09/01/24 (A)	10,000	9,537
Carrols Restaurant Group
8.000%, 05/01/22	10,000	10,225
Cedar Fair
5.375%, 04/15/27	5,000	4,969

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Century Communities
5.875%, 07/15/25	$5,000	$4,600
Covanta Holding
6.000%, 01/01/27	10,000	9,575
Eldorado Resorts
7.000%, 08/01/23	10,000	10,450
EnPro Industries
5.750%, 10/15/26 (A)	10,000	9,950
Great Lakes Dredge & Dock
8.000%, 05/15/22	15,000	15,450
Griffon
5.250%, 03/01/22	10,000	9,800
Group 1 Automotive
5.250%, 12/15/23 (A)	10,000	9,600
H&E Equipment Services
5.625%, 09/01/25	10,000	9,775
Hertz
7.625%, 06/01/22 (A)	5,000	4,977
5.500%, 10/15/24 (A)	15,000	12,300
Manitowoc
12.750%, 08/15/21 (A)	10,000	10,662
MasTec
4.875%, 03/15/23	15,000	15,038
Matterhorn Merger Sub
8.500%, 06/01/26 (A)	5,000	4,450
Meritage Homes
6.000%, 06/01/25	10,000	9,900
Mueller Water Products
5.500%, 06/15/26 (A)	15,000	15,075
Park-Ohio Industries
6.625%, 04/15/27	21,000	20,422
Party City Holdings
6.125%, 08/15/23 (A)	5,000	5,062
Penn National Gaming
5.625%, 01/15/27 (A)	10,000	9,400
Penske Automotive Group
5.500%, 05/15/26	10,000	9,775
Prime Security Services Borrower
9.250%, 05/15/23 (A)	8,000	8,460
Quad
7.000%, 05/01/22	30,000	29,550
Sonic Automotive
6.125%, 03/15/27	13,000	11,343
Tenneco
5.000%, 07/15/26	10,000	8,497
Titan International
6.500%, 11/30/23	5,000	4,588
United Rentals North America
4.875%, 01/15/28	10,000	9,487
Viking Cruises
5.875%, 09/15/27 (A)	15,000	14,662
Wabash National
5.500%, 10/01/25 (A)	10,000	9,100
Weight Watchers International
8.625%, 12/01/25 (A)	5,000	4,925
WESCO Distribution
5.375%, 12/15/21	5,000	5,038
WMG Acquisition
5.500%, 04/15/26 (A)	5,000	4,938
Wolverine World Wide
5.000%, 09/01/26 (A)	15,000	14,220
XPO Logistics
6.500%, 06/15/22 (A)	8,000	8,170
		492,413

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 2.4%
Central Garden & Pet
6.125%, 11/15/23	$5,000	$5,112
Clearwater Seafoods
6.875%, 05/01/25 (A)	10,000	9,625
Kronos Acquisition Holdings
9.000%, 08/15/23 (A)	5,000	4,238
Lamb Weston Holdings
4.875%, 11/01/26 (A)	10,000	9,915
Post Holdings
5.625%, 01/15/28 (A)	10,000	9,587
Spectrum Brands
5.750%, 07/15/25	5,000	4,927
		43,404

ENERGY — 8.2%
Antero Resources
5.375%, 11/01/21	10,000	10,050
Ascent Resources Utica Holdings
7.000%, 11/01/26 (A)	10,000	9,650
Blue Racer Midstream
6.125%, 11/15/22 (A)	15,000	15,150
California Resources
8.000%, 12/15/22 (A)	5,000	4,034
Cheniere Energy Partners
5.250%, 10/01/25	10,000	10,050
Chesapeake Energy
7.000%, 10/01/24	10,000	9,762
Crestwood Midstream Partners
6.250%, 04/01/23	5,000	5,044
DCP Midstream Operating
5.375%, 07/15/25	10,000	10,200
Denbury Resources
9.000%, 05/15/21 (A)	5,000	4,950
Diamondback Energy
4.750%, 11/01/24 (A)	5,000	4,987
Ensco
7.750%, 02/01/26	5,000	4,016
Exterran Energy Solutions
8.125%, 05/01/25	5,000	4,887
Gulfport Energy
6.000%, 10/15/24	5,000	4,700
Hess Infrastructure Partners
5.625%, 02/15/26 (A)	5,000	4,950
Matador Resources
5.875%, 09/15/26	10,000	9,963
Newfield Exploration
5.625%, 07/01/24	5,000	5,238
Noble Holding International
7.875%, 02/01/26 (A)	5,000	4,625
Oasis Petroleum
6.250%, 05/01/26 (A)	5,000	4,744
Transocean
7.500%, 01/15/26 (A)	13,000	12,366
Whiting Petroleum
6.250%, 04/01/23	5,000	4,938
WPX Energy
5.750%, 06/01/26	5,000	4,975
		149,279

FINANCIALS — 5.8%
Alliant Holdings Intermediate
8.250%, 08/01/23 (A)	5,000	5,075
Compass Group Diversified Holdings
8.000%, 05/01/26 (A)	5,000	5,066

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
FirstCash
5.375%, 06/01/24 (A)	$10,000	$10,000
HUB International
7.000%, 05/01/26 (A)	10,000	9,700
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/25 (A)	5,000	4,637
Liberty Mutual Group
7.800%, 03/15/37 (A)	10,000	11,287
LPL Holdings
5.750%, 09/15/25 (A)	5,000	4,916
Nationstar Mortgage
6.500%, 07/01/21	10,000	9,975
Nationstar Mortgage Holdings
8.125%, 07/15/23 (A)	5,000	5,061
NFP
6.875%, 07/15/25 (A)	5,000	4,750
Oxford Finance
6.375%, 12/15/22 (A)	5,000	5,063
Solera
10.500%, 03/01/24 (A)	20,000	21,700
Springleaf Finance
7.125%, 03/15/26	10,000	9,525
		106,755

HEALTH CARE — 9.7%
Agiliti Health
7.625%, 08/15/20	20,000	20,000
AHP Health Partners
9.750%, 07/15/26 (A)	5,000	5,187
Bausch Health
7.000%, 03/15/24 (A)	5,000	5,253
6.125%, 04/15/25 (A)	5,000	4,725
Catalent Pharma Solutions
4.875%, 01/15/26 (A)	5,000	4,850
Charles River Laboratories International
5.500%, 04/01/26 (A)	10,000	10,200
HCA
7.500%, 02/15/22	10,000	10,950
6.500%, 02/15/20	5,000	5,138
5.875%, 02/01/29	5,000	5,238
5.500%, 06/15/47	5,000	5,209
Hill-Rom Holdings
5.000%, 02/15/25 (A)	5,000	4,950
Hologic
4.375%, 10/15/25 (A)	10,000	9,821
Kinetic Concepts
12.500%, 11/01/21 (A)	5,000	5,412
7.875%, 02/15/21 (A)	10,000	10,200
Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	10,000	9,650
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22 (A)	10,000	9,675
Prestige Brands
6.375%, 03/01/24 (A)	10,000	9,950
Teleflex
5.250%, 06/15/24	5,000	5,038
Tenet Healthcare
8.125%, 04/01/22	5,000	5,231
7.500%, 01/01/22 (A)	5,000	5,195
6.000%, 10/01/20	5,000	5,164
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	5,000	4,151

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Valeant Pharmaceuticals International
9.250%, 04/01/26 (A)	$15,000	$16,125
		177,312

INDUSTRIALS — 10.7%
APX Group
8.750%, 12/01/20	5,000	4,872
BCD Acquisition
9.625%, 09/15/23 (A)	10,000	10,575
Big River Steel
7.250%, 09/01/25 (A)	7,000	7,350
Bombardier
7.500%, 03/15/25 (A)	10,000	9,637
Brand Industrial Services
8.500%, 07/15/25 (A)	20,000	17,875
Cleaver-Brooks
7.875%, 03/01/23 (A)	10,000	9,900
Cloud Crane
10.125%, 08/01/24 (A)	10,000	10,650
CPG Merger
8.000%, 10/01/21 (A)	25,000	24,375
FXI Holdings
7.875%, 11/01/24 (A)	5,000	4,725
Garda World Security
8.750%, 05/15/25 (A)	5,000	4,637
Gates Global
6.000%, 07/15/22 (A)	15,000	15,080
GFL Environmental
5.625%, 05/01/22 (A)	5,000	4,805
HD Supply
5.375%, 10/15/26 (A)	10,000	10,050
Hulk Finance
7.000%, 06/01/26 (A)	5,000	4,626
JB Poindexter
7.125%, 04/15/26 (A)	7,000	6,790
Novelis
5.875%, 09/30/26 (A)	5,000	4,825
StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	15,000	16,181
W/S Packaging Holdings
9.000%, 04/15/23 (A)	5,000	5,025
Williams Scotsman International
7.875%, 12/15/22 (A)	15,000	15,150
XPO CNW
6.700%, 05/01/34	10,000	9,101
		196,229

INFORMATION TECHNOLOGY — 7.9%
ACI Worldwide
5.750%, 08/15/26 (A)	10,000	10,315
Anixter
6.000%, 12/01/25 (A)	5,000	5,125
Ascend Learning
6.875%, 08/01/25 (A)	5,000	5,000
Change Healthcare Holdings
5.750%, 03/01/25 (A)	10,000	9,575
CommScope
5.500%, 06/15/24 (A)	10,000	9,350
Entegris
4.625%, 02/10/26 (A)	5,000	4,850
Exela Intermediate
10.000%, 07/15/23 (A)	5,000	5,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Genesys Telecommunications Laboratories
10.000%, 11/30/24 (A)	$17,000	$18,233
GTT Communications
7.875%, 12/31/24 (A)	8,000	7,040
Lexmark International
7.125%, 03/15/20	5,000	4,175
Nuance Communications
5.625%, 12/15/26	6,000	5,880
RP Crown Parent
7.375%, 10/15/24 (A)	15,000	15,263
TIBCO Software
11.375%, 12/01/21 (A)	15,000	15,787
WEX
4.750%, 02/01/23 (A)	20,000	19,750
Xerox
3.625%, 03/15/23	10,000	9,525
		144,868

MATERIALS — 8.8%
Allegheny Technologies
7.875%, 08/15/23	20,000	21,325
Aruba Investments
8.750%, 02/15/23 (A)	15,000	14,700
Ball
4.875%, 03/15/26	15,000	15,237
BWAY Holding
7.250%, 04/15/25 (A)	15,000	13,837
Compass Minerals International
4.875%, 07/15/24 (A)	5,000	4,650
First Quantum Minerals
7.000%, 02/15/21 (A)	10,000	9,975
Joseph T Ryerson & Son
11.000%, 05/15/22 (A)	5,000	5,174
Kraton Polymers
7.000%, 04/15/25 (A)	10,000	9,750
Northwest Acquisitions ULC
7.125%, 11/01/22 (A)	5,000	4,981
Platform Specialty Products
6.500%, 02/01/22 (A)	10,000	10,137
5.875%, 12/01/25 (A)	5,000	4,988
TMS International
7.250%, 08/15/25 (A)	20,000	18,800
Trinseo Materials Operating SCA
5.375%, 09/01/25 (A)	5,000	4,527
Tronox
6.500%, 04/15/26 (A)	5,000	4,375
Tronox Finance
5.750%, 10/01/25 (A)	5,000	4,325
United States Steel
6.875%, 08/15/25	5,000	4,738
US Concrete
6.375%, 06/01/24	10,000	9,710
		161,229

REAL ESTATE — 3.1%
ESH Hospitality
5.250%, 05/01/25 (A)	5,000	4,943
GEO Group
6.000%, 04/15/26	5,000	4,469
5.875%, 01/15/22	5,000	4,868
Iron Mountain
5.250%, 03/15/28 (A)	5,000	4,650
Kennedy-Wilson
5.875%, 04/01/24	20,000	19,556

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
January 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
RHP Hotel Properties
5.000%, 04/15/23	$5,000	$5,019
WeWork
7.875%, 05/01/25 (A)	15,000	13,577
		57,082

UTILITIES — 0.6%
NRG Energy
6.625%, 01/15/27	5,000	5,264
Vistra Energy
7.625%, 11/01/24	5,000	5,312
		10,576
Total Corporate Obligations (Cost $1,752,564)		1,723,469

COMMON STOCK — 0.8%
	Shares
ENERGY — 0.1%
EP Energy, Cl A *	2,000	1,379

FINANCIALS — 0.2%
CIT Group	95	4,388

INDUSTRIALS — 0.5%
Covanta Holding	250	4,025
WESCO International *	100	5,240
		9,265
Total Common Stock (Cost $19,788)		15,032

WARRANT —0.0%
	Number of Warrants
Halcon Resources, 09/09/20* (Cost $–)	87	2

Total Investments — 95.0% (Cost $1,772,352)		$1,738,503

Percentages are based upon Net Assets of $1,830,371.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $1,070,334 and represents 58.5% of Net Assets.

Cl — Class

LLLP — Limited Liability Limited Partner

PIK — Payment-in-Kind

ULC — Unlimited Liability Company

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate
Obligations	$—	$1,723,469	$—	$1,723,469
Common Stock	15,032	—	—	15,032
Warrant	—	2	—	2

Total Investments in Securities	$15,032	$1,723,471	$—	$1,738,503

For the period ended January 31, 2019, there were no transfers from Level 1 to Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS — 88.6%
	Face Amount		Value

BELGIUM — 1.2%
Bekaert
5.017%, 06/09/21 (A)	EUR	400,000	$399,922

CANADA — 3.3%
Canadian Solar
4.250%, 02/15/19		$500,000	495,904
SSR Mining
2.875%, 02/01/33		500,000	503,750
Tilray
5.000%, 10/01/23 (B)		110,000	91,350
			1,091,004

CHINA — 18.3%
China Conch Venture Holdings International
0.523%, 09/05/23 (A)	HKD	6,000,000	752,464
China Evergrande Group
4.250%, 02/14/23		5,000,000	594,165
China Mengniu Dairy
0.990%, 06/05/22 (A)		$800,000	774,452
Ctrip.com International
1.250%, 09/15/22		1,000,000	978,100
Future Land Development Holdings
2.250%, 02/10/19	HKD	3,000,000	381,731
Haitian International Holdings
2.000%, 02/13/19		$250,000	249,125
Harvest International
1.021%, 11/21/22 (A)	HKD	6,000,000	756,407
Vipshop Holdings
1.500%, 03/15/19		$400,000	396,800
Weibo
1.250%, 11/15/22 (B)(C)		400,000	361,286
Zhejiang Expressway
0.631%, 04/21/22 (A)	EUR	300,000	331,954
Zhongsheng Group Holdings
1.659%, 05/23/23 (A)	HKD	4,000,000	469,512
			6,045,996

HONG KONG — 9.7%
Bagan Capital
1.179%, 09/23/21 (A)		$600,000	586,792
China Overseas Finance Investment Cayman V
0.000%, 01/05/23 (A)		1,000,000	1,080,500
Haitong International Securities Group
1.183%, 10/25/21 (A)	HKD	2,000,000	251,742
Johnson Electric Holdings
1.000%, 04/02/21		$500,000	539,854
PB Issuer No. 4
3.250%, 07/03/21		500,000	489,839
Shine Power International
0.560%, 07/28/19 (A)	HKD	2,000,000	254,445
			3,203,172

JAPAN — 4.8%
Gunma Bank
4.349%, 10/11/19 (A)		$500,000	485,692
Mebuki Financial Group
4.116%, 04/24/19 (A)		600,000	591,386

CONVERTIBLE BONDS — continued
	Face Amount		Value
Yamaguchi Financial Group
2.322%, VAR ICE LIBOR USD 3 Month+-0.500%, 03/26/20		$500,000	$491,000
			1,568,078

MALAYSIA — 1.7%
Cindai Capital
1.624%, 02/08/23 (A)		600,000	568,289

NETHERLANDS — 1.2%
NXP Semiconductors
1.000%, 12/01/19		400,000	412,086

SINGAPORE — 3.4%
CapitaLand
1.850%, 06/19/20	SGD	750,000	546,534
OUE
1.500%, 04/13/23		250,000	164,713
Valin Mining Investments Singapore Pte
0.606%, 11/15/21 (A)		$400,000	417,300
			1,128,547

SOUTH AFRICA — 1.1%
Brait
2.750%, 09/18/20	GBP	300,000	361,627

SPAIN — 1.0%
Sacyr
4.000%, 05/08/19	EUR	300,000	328,981

UNITED ARAB EMIRATES — 2.5%
Aabar Investments PJSC MTN
0.500%, 03/27/20		400,000	430,840
DP World
1.750%, 06/19/24		$400,000	382,800
			813,640

UNITED STATES — 40.4%
Accelerate Diagnostics
2.500%, 03/15/23 (B)		300,000	238,530
Akamai Technologies
3.056%, 02/15/19 (A)		500,000	499,000
Allscripts Healthcare Solutions
1.250%, 07/01/20 (C)		270,000	268,137
Arbor Realty Trust
5.250%, 07/01/21 (B)		200,000	200,500
Colony Capital
3.875%, 01/15/21		650,000	615,225
Cowen
3.000%, 12/15/22		490,000	546,299
Dermira
3.000%, 05/15/22		250,000	190,702
Electronics For Imaging
0.750%, 09/01/19		475,000	464,464
Encore Capital Group
3.000%, 07/01/20		800,000	751,790
EZCORP
2.125%, 06/15/19		320,000	314,087
Gogo
3.750%, 03/01/20		450,000	407,250
InterDigital
1.500%, 03/01/20 (C)		350,000	384,750
j2 Global
3.250%, 06/15/29 (C)		250,000	299,511

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
January 31, 2019 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
NextEra Energy Partners
1.500%, 09/15/20 (B)	$1,000,000	$950,512
PDL BioPharma
2.750%, 12/01/21 (C)	500,000	527,533
PennyMac
5.375%, 05/01/20	500,000	494,427
PRA Group
3.000%, 08/01/20	500,000	478,321
PROS Holdings
2.000%, 06/01/47	500,000	483,134
RWT Holdings
5.625%, 11/15/19	350,000	351,110
Sarepta Therapeutics
1.500%, 11/15/24	300,000	613,560
SolarCity
1.625%, 11/01/19	1,100,000	1,044,241
Spirit Realty Capital
3.750%, 05/15/21	800,000	784,000
SunPower
0.875%, 06/01/21	550,000	426,250
Teva Pharmaceutical Finance
0.250%, 02/01/26	600,000	554,232
Vector Group
1.750%, 04/15/20 (D)	500,000	506,875
Verastem
5.000%, 11/01/48	200,000	164,760
Whiting Petroleum
1.250%, 04/01/20	300,000	287,232
Wright Medical Group
1.625%, 06/15/23 (B)	470,000	505,751
		13,352,183
Total Convertible Bonds (Cost $29,131,958)		29,273,525

SHORT-TERM INVESTMENT — 5.2%

	Shares
SEI Daily Income Trust, Government Fund, Cl F, 2.190% (E) (Cost $1,714,287)	1,714,287	1,714,287

Total Investments — 93.8% (Cost $30,846,245)		$30,987,812

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — -7.5%

UNITED STATES — (7.5)%
Allscripts Healthcare Solutions*	(5,600)	(66,024)
Cowen, Cl A *	(20,100)	(325,017)
Dermira *	(2,500)	(16,500)
Encore Capital Group *	(3,100)	(91,574)
InterDigital	(2,925)	(212,969)
j2 Global	(2,650)	(199,174)
NXP Semiconductors	(925)	(80,503)

COMMON STOCK — continued
	Shares	Value
PDL BioPharma *	(93,000)	$(295,740)
PRA Group *	(1,900)	(56,069)
PROS Holdings *	(5,000)	(173,000)
Sarepta Therapeutics *	(3,745)	(523,214)
Verastem *	(9,600)	(31,488)
Weibo ADR *	(1,000)	(60,660)
Wright Medical Group *	(11,700)	(349,128)
Total Common Stock (Proceeds $2,306,622)		(2,481,060)
Total Securities Sold Short — (7.5)% (Proceeds $2,306,622)		$(2,481,060)

PURCHASED OPTIONS — 0.2%(F)

		Value
Total Purchased Options (Cost $142,649)		$51,450

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
January 31, 2019 (Unaudited)

A list of the over-the-counter option contracts held by the Fund at January 31, 2019, is as follows:

PURCHASED OPTIONS — 0.2%
	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option

UNITED STATES — 0.0%
March 19 Calls on MXEF*	7	$734,951	$1,125.00	03/16/19	$3,570

Put Options

UNITED STATES — 0.2%
April 19 Puts on SPX*	$18	4,867,380	2,500.00	04/20/19	42,840
March 19 Puts on MXEF*	1	104,993	1,000.00	03/16/19	740
March 19 Puts on SPX*	10	2,704,100	2,350.00	03/16/19	4,300

Total Put Options					47,880

Total Purchased Option Options					$51,450

A list of the open futures contracts held by the Fund at January 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
British Pound	(5)	Mar-2019	$(394,519)	$(410,656)	$(16,137)
Euro	(11)	Mar-2019	(1,564,654)	(1,579,394)	(14,740)

			$(1,959,173)	$(1,990,050)	$(30,877)

A list of the open forward foreign currency contracts held by the Fund at January 31, 2019 is as follows:

Counterparty	Settlement Date		Currency to Deliver			Currency to Receive		Unrealized Appreciation (Depreciation)
U.S. Bank	02/28/19	SGD		952,600	USD		704,704	$(3,330)
U.S. Bank	02/28/19	HKD		27,100,000	USD		3,458,225	629

								$(2,701)

A list of the open OTC swap agreements as of January 31, 2019 is as follows:

Total Return Swaps
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Cardtronics	Total Return Stock	U.S. Overnight Bank Funding Rate	Annually	01/15/2020	USD	97,031	$7,169	$–	$7,169
Deutsche Bank	Cardtronics, 1%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	34,008	(4,241)	–	(4,241)
Deutsche Bank	Dycom Industries	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	200,096	(1,415)	–	(1,415)
Deutsche Bank	Dycom Industries, 0.75%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	32,899	1,071	–	1,071
Deutsche Bank	Exact Sciences	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	395,740	(80,520)	–	(80,520)
Deutsche Bank	Exact Sciences Corp., 1%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	(115,722)	76,735	–	76,735
Deutsche Bank	Illumina Inc.	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	11/28/2019	USD	1,020,008	86,873	–	86,873
Deutsche Bank	Illumina Inc. 0%	Fix Nominal	USD3M Reuters	Annually	06/15/2019	USD	(236,575)	(92,544)	–	(92,544)
Deutsche Bank	Jazz Investments	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	233,822	2,962	–	2,962
Deutsche Bank	Jazz Investments, 1.5%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	61,013	(1,697)	–	(1,697)
Deutsche Bank	Medicines Company	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	240,069	(31,884)	–	(31,884)
Deutsche Bank	Medicines Company, 2.5%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	109,556	42,255	–	42,255
Deutsche Bank	Microchip Technology	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	1,483,490	(102,718)	–	(102,718)
Deutsche Bank	Microchip Technology, 1.625%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	(483,337)	96,904	–	96,904
Deutsche Bank	Nuvasive	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	183,520	(12,891)	–	(12,891)
Deutsche Bank	Nuvasive, 2.25%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	(25,875)	12,222	–	12,222
Deutsche Bank	Pros Holdings Inc.	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	11/15/2019	USD	118,585	(5,638)	–	(5,638)
Deutsche Bank	Pros Holdings Inc., 0.06%	Fix Nominal	USD3M Reuters	Annually	11/15/2019	USD	25,364	12,644	–	12,644
Deutsche Bank	Silicon Laboratories	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	01/15/2020	USD	251,960	6,585	–	6,585
Deutsche Bank	Silicon Laboratories, 1.375%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	(34,990)	(4,354)	–	(4,354)
Deutsche Bank	Teradyne, Inc.	Total Return Stock	U.S. Overnight Bank
			Funding Rate	Annually	11/28/2019	USD	749,946	(78,764)	–	(78,764)
Deutsche Bank	Teradyne, Inc., 1.25%	Fix Nominal	USD3M Reuters	Annually	11/28/2019	USD	(167,429)	74,208	–	74,208

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
January 31, 2019 (Unaudited)

Total Return Swaps (continued)
									Upfront	Net Unrealized
				Payment	Termination		Notional		Payments/	Appreciation
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Frequency	Date	Currency	Amount	Value	Receipts	(Depreciation)
Deutsche Bank	Tesla	Total Return Stock	U.S. Overnight Bank Funding Rate	Annually	11/09/2019	USD	631,911	$69,300	$–	$69,300
Deutsche Bank	Tesla, 2.375%	Fix Nominal	USD3M Reuters	Annually	11/09/2019	USD	(205,119)	(73,472)	–	(73,472)
Deutsche Bank	Wright Medical Group	Total Return Stock	U.S. Overnight Bank Funding Rate	Annually	01/15/2020	USD	275,400	(12,773)	–	(12,773)
Deutsche Bank	Wright Medical Group, 1.625%	Fix Nominal	USD3M Reuters	Annually	01/15/2020	USD	(29,230)	11,385	–	11,385

								$(2,598)	$–	$(2,598)

Percentages are based upon Net Assets of $33,027,148
*	Non-income producing security.
(A)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $2,347,929 and represents 7.1% of Net Assets.

(C)	All or portion of the shares have been committed as collateral for open short positions
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	The rate reported is the 7-day effective yield as of January 31, 2019.
(F)	Refer to table above for details on Options Contracts.

ADR— American Depository Receipt

Cl — Class

EUR — Euro

GBP — Great British Pound

HKD — Hong Kong Dollar

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXEF — MSCI Emerging Markets Index

OTC — Over the counter

PJSC — Private Joint Stock Company

SGD — Singapore Dollar

SPX — S&P 500 Index

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$29,273,525	$—	$29,273,525
Short-Term Investment	1,714,287	—	—	1,714,287

Total Investments in Securities	$1,714,287	$29,273,525	$—	$30,987,812

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(2,481,060)	$—	$—	$(2,481,060)

Total Securities Sold Short	$(2,481,060)	$—	$—	$(2,481,060)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$51,450	$—	$—	$51,450
Futures Contracts *
Unrealized Depreciation	(30,877)	—	—	(30,877)
Forwards Contracts *
Unrealized Appreciation	—	629	—	629
Unrealized Depreciation	—	(3,330)	—	(3,330)
OTC Swap Contracts*
Total Return Swaps
Unrealized Appreciation	—	500,313	—	500,313
Unrealized Depreciation	—	(502,911)	—	(502,911)

Total Other Financial Instruments	$20,573	$(5,299)	$—	$15,274

*	Future, Forward and Swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-019-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CONVERTIBLE BONDS —98.3%
	Face Amount		Value

ARGENTINA — 2.3%
MercadoLibre
2.000%, 08/15/28 (A)		$870,000	$903,140

CANADA — 0.6%
Tilray
5.000%, 10/01/23 (A)		300,000	249,136

FRANCE — 4.0%
Airbus MTN
0.000%, 06/14/21 (B)	EUR	1,200,000	1,549,208

JAPAN — 4.4%
Kandenko
0.000%, 03/31/21 (B)	JPY	60,000,000	582,426
Toho Holdings
0.000%, 06/23/23 (B)		120,000,000	1,134,726
			1,717,152

MONACO — 0.8%
Endeavour Mining
3.000%, 02/15/23 (A)		$300,000	294,000

NETHERLANDS — 6.1%
NXP Semiconductors
1.000%, 12/01/19		2,300,000	2,369,497

NEW ZEALAND — 2.9%
Xero Investments
2.375%, 10/04/23		1,200,000	1,117,799

NORWAY — 3.0%
Telenor East Holding II MTN
0.250%, 09/20/19		1,200,000	1,174,704

SINGAPORE — 2.3%
Sea
2.250%, 07/01/23 (A)		900,000	872,965

UNITED STATES — 71.9%
Accelerate Diagnostics
2.500%, 03/15/23 (A)		40,000	31,804
Akamai Technologies
0.125%, 05/01/25 (A)		1,315,000	1,255,019
Atlassian
0.625%, 05/01/23 (A)		780,000	1,056,899
BioMarin Pharmaceutical
1.500%, 10/15/20		1,200,000	1,448,772
Boingo Wireless
1.000%, 10/01/23 (A)		810,000	723,914
Cree
0.875%, 09/01/23 (A)		1,380,000	1,475,454
Exact Sciences
1.000%, 01/15/25		900,000	1,247,743
Extra Space Storage
3.125%, 10/01/35 (A)		900,000	1,025,857
IH Merger Sub
3.500%, 01/15/22		600,000	653,460
InterDigital
1.500%, 03/01/20		900,000	989,357
Jazz Investments I
1.875%, 08/15/21		2,155,000	2,111,527
KBR
2.500%, 11/01/23 (A)		600,000	570,750

CONVERTIBLE BONDS — continued
	Face Amount	Value
Marriott Vacations Worldwide
1.500%, 09/15/22	$200,000	$187,789
Medicines Company
2.500%, 01/15/22	960,000	879,412
Microchip Technology
1.625%, 02/15/27	700,000	749,000
NextEra Energy Partners
1.500%, 09/15/20 (A)	2,160,000	2,053,106
NuVasive
2.250%, 03/15/21	540,000	577,409
Royal
2.875%, 06/15/19	780,000	778,089
ServiceNow
0.000%, 06/01/22 (B)	600,000	1,003,279
Silicon Laboratories
1.375%, 03/01/22	720,000	764,116
Splunk
0.500%, 09/15/23 (A)	375,000	399,141
Teladoc Health
1.375%, 05/15/25 (A)	640,000	897,600
Teradyne
1.250%, 12/15/23	600,000	781,380
Tesla
1.250%, 03/01/21	2,100,000	2,262,481
Teva Pharmaceutical Finance
0.250%, 02/01/26	1,350,000	1,247,023
Twilio
0.250%, 06/01/23 (A)	480,000	811,863
Twitter
0.250%, 06/15/24 (A)	300,000	278,744
Verastem
5.000%, 11/01/48	75,000	61,785
Wright Medical Group
1.625%, 06/15/23 (A)	1,380,000	1,484,971
		27,807,744
Total Convertible Bonds (Cost $37,633,211)		38,055,345

SHORT-TERM INVESTMENT — 1.8%
	Shares
SEI Daily Income Trust, Government Fund, Cl F, 2.190% (C) (Cost $704,140)	704,140	704,140
Total Investments — 100.1% (Cost $38,337,351)		$38,759,485

Percentages are based upon Net Assets of $38,704,451.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $14,384,363 and represents 37.2% of Net Assets.

(B)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(C)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

EUR – Euro

JPY — Japanese Yen

MTN — Medium Term Note

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC CONVERTIBLES FUND
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$ 38,055,345	$—	$38,055,345
Short-Term Investment	704,140	—	—	704,140

Total Investments in Securities	$704,140	$ 38,055,345	$—	$38,759,485

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-020-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK — 33.6%
	Shares	Value
COMMUNICATION SERVICES — 0.3%
GCI Liberty, 7.000%	100	$2,448
United States Cellular, 7.250%	100	2,570
		5,018
CONSUMER DISCRETIONARY — 1.0%
CAI International, 8.500% , VAR ICE LIBOR USD 3 Month+5.820%	375	9,306
CAI International, 8.500% , VAR ICE LIBOR USD 3 Month+5.687%	75	1,885
QVC, 6.375%	400	9,120
		20,311
CONSUMER STAPLES — 0.3%
CHS, 7.100% , VAR ICE LIBOR USD 3 Month+4.298%	200	5,244
ENERGY — 3.6%
Algonquin Power & Utilities, 6.875% , VAR ICE LIBOR USD 3 Month+3.677%	125	3,343
Energy Transfer Operating, 7.625% , VAR ICE LIBOR USD 3 Month+4.738%	400	9,900
Energy Transfer Operating, 7.375% , VAR ICE LIBOR USD 3 Month+4.530%	375	8,996
GasLog Partners, 8.500% , VAR ICE LIBOR USD 3 Month+5.317%	375	8,610
GasLog Partners, 8.200% , VAR ICE LIBOR USD 3 Month+5.839%	425	9,456
Global Partners, 9.750% , VAR ICE LIBOR USD 3 Month+6.774%	575	14,194
NuStar Logistics, 9.521% , VAR ICE LIBOR USD 3 Month+6.734%	164	4,100
Targa Resources Partners, 9.000% , VAR ICE LIBOR USD 1 Month+7.710%	52	1,394
Teekay LNG Partners, 8.500% , VAR ICE LIBOR USD 3 Month+6.241%	375	8,554
		68,547
FINANCIALS — 14.3%
Allied Capital, 6.875%	515	13,199
Annaly Capital Management, 6.500% , VAR ICE LIBOR USD 3 Month+4.172% ‡	545	12,987
Annaly Capital Management, 6.950% , VAR ICE LIBOR USD 3 Month+4.993% ‡	500	12,625
Argo Group US, 6.500%	25	638
Axos Financial, 6.250%	100	2,515
B. Riley Financial, 7.500%	325	7,990
Chimera Investment, 8.000% , VAR ICE LIBOR USD 3 Month+5.379% ‡	825	21,004
Chimera Investment, 7.750% , VAR ICE LIBOR USD 3 Month+4.743% ‡	25	621
Citizens Financial Group, 6.350% , VAR ICE LIBOR USD 3 Month+3.642%	350	8,908
Compass Diversified Holdings, 7.875% , VAR ICE LIBOR USD 3 Month+4.985%	400	8,944
DCP Midstream, 7.875% , VAR ICE LIBOR USD 3 Month+4.919%	375	9,038
Eagle Point Credit, 7.750%	225	5,785
Enstar Group, 7.000% , VAR ICE LIBOR USD 3 Month+4.015%	375	9,539

PREFERRED STOCK — continued
	Shares	Value
FINANCIALS — continued
Global Indemnity, 7.750%	250	$6,225
Hercules Capital, 6.250%	360	8,748
Invesco Mortgage Capital, 7.750% ‡	375	9,368
Invesco Mortgage Capital, 7.500% , VAR ICE LIBOR USD 3 Month+5.289% ‡	700	16,786
JPMorgan Chase, 6.000% *	450	11,525
Ladenburg Thalmann Financial Services, 6.500%	200	4,618
Ladenburg Thalmann Financial Services, 7.000%	400	9,560
MB Financial, 6.000%	400	10,068
Oaktree Specialty Lending, 6.125%	75	1,851
Oxford Square Capital, 6.500%	156	3,955
PennyMac Mortgage Investment Trust, 8.125% , VAR ICE LIBOR USD 3 Month+5.831% ‡	21	530
Prospect Capital, 6.250%	775	19,220
Synovus Financial, 6.300% , VAR ICE LIBOR USD 3 Month+3.352%	675	16,929
Two Harbors Investment, 7.250% , VAR ICE LIBOR USD 3 Month+5.011% ‡	710	17,076
Unum Group, 6.250%	186	4,717
Valley National Bancorp, 6.250% , VAR ICE LIBOR USD 3 Month+3.850%	700	18,339
		273,308
REAL ESTATE — 14.1%
American Homes 4 Rent, 6.500% ‡	350	8,390
American Homes 4 Rent, 6.350% ‡	400	9,188
ARMOUR Residential REIT, 7.875% ‡	700	17,332
CorEnergy Infrastructure Trust, 7.375% ‡	600	14,856
Farmland Partners, 10.000%	775	18,437
Gladstone Commercial, 7.000% ‡	700	17,626
Global Net Lease, 7.250% ‡	800	18,840
Hersha Hospitality Trust, 6.500% ‡	450	9,714
Jernigan Capital, 7.000% ‡	800	18,879
Landmark Infrastructure Partners, 7.900%	375	8,918
Landmark Infrastructure Partners, 7.000% (A)	400	9,900
Monmouth Real Estate Investment, 6.125% ‡	800	18,808
QTS Realty Trust, 7.125% ‡	421	10,736
RLJ Lodging Trust, 1.950% *‡	675	17,226
Senior Housing Properties Trust, 6.250% ‡	375	9,495
Spirit Realty Capital, 6.000% ‡	776	17,817
Summit Hotel Properties, 6.450% ‡	400	9,508
Sunstone Hotel Investors, 6.950% ‡	200	5,240
UMH Properties, 6.750% ‡	350	8,715
UMH Properties, 8.000% ‡	92	2,402
VEREIT, 6.700% ‡	700	17,598
		269,625
Total Preferred Stock (Cost $624,384)		642,053

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
January 31, 2019 (Unaudited)

EXCHANGE TRADED FUNDS — 32.2%
	Shares	Value
UNITED STATES — 32.2%
Invesco Senior Loan ETF	7,732	$173,506
iShares 7-10 Year Treasury Bond ETF	1,800	188,784
iShares iBoxx High Yield Corporate Bond ETF	835	71,067
iShares Preferred & Income Securities ETF	2,580	93,293
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,250	87,880
Total Exchange Traded Funds (Cost $608,688)		614,530

U.S. TREASURY OBLIGATIONS — 10.4%
	Face Amount
U.S. Treasury Notes
2.375%, 04/30/20	$50,000	49,910
2.250%, 02/29/20	50,000	49,844
1.500%, 11/30/19	50,000	49,570
1.250%, 08/31/19	50,000	49,637
Total U.S. Treasury Obligations (Cost $198,897)		198,961

CORPORATE OBLIGATIONS — 10.3%

CONSUMER STAPLES — 1.0%
Energizer Holdings
5.500%, 06/15/25 (C)	20,000	19,050

ENERGY — 1.9%
Energy Transfer Operating
6.250%, VAR ICE LIBOR USD 3 Month+4.028%, 02/15/66	10,000	8,996
Plains All American Pipeline
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	20,000	17,925
SemGroup
5.625%, 11/15/23	10,000	9,300
		36,221

FINANCIALS — 3.3%
Assurant
7.000%, VAR ICE LIBOR USD 3 Month+4.135%, 03/27/48	20,000	19,300
CIT Group
5.800%, VAR ICE LIBOR USD 3 Month+3.972%, 12/15/67	10,000	9,557
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/67	10,000	9,830
Compass Group Diversified Holdings
8.000%, 05/01/26 (C)	15,000	15,197
Popular
6.125%, 09/14/23	10,000	10,259
		64,143

INDUSTRIALS — 1.6%
Covanta Holding
5.875%, 07/01/25	20,000	19,600
Icahn Enterprises
6.375%, 12/15/25	10,000	10,213
		29,813

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

INFORMATION TECHNOLOGY — 0.5%
Symantec
5.000%, 04/15/25 (C)	$10,000	$9,953

REAL ESTATE — 2.0%
CoreCivic
4.625%, 05/01/23	10,000	9,375
GEO Group
5.125%, 04/01/23	10,000	9,125
iStar
6.000%, 04/01/22	20,000	19,949
		38,449
Total Corporate Obligations (Cost $193,210)		197,629

COMMON STOCK — 8.5%
	Shares
COMMUNICATION SERVICES — 1.0%
AT&T	660	19,840

ENERGY — 0.5%
Enviva Partners (B)	300	9,090

FINANCIALS — 3.8%
Ares Capital	1,100	17,929
Bank of America	330	9,395
BlackRock TCP Capital	1,225	17,591
Morgan Stanley	225	9,518
TCG BDC	1,200	17,928
		72,361

HEALTH CARE — 1.0%
CVS Health	300	19,665

INDUSTRIALS — 0.5%
Macquarie Infrastructure	225	9,713

INFORMATION TECHNOLOGY — 0.7%
Leidos Holdings	215	12,470

REAL ESTATE — 1.0%
CatchMark Timber Trust, Cl A	1,025	9,420
Iron Mountain	250	9,300
		18,720
Total Common Stock (Cost $157,749)		161,859

SHORT-TERM INVESTMENT — 11.9%

SEI Daily Income Trust, Government Fund, Cl F, 2.190% (D) (Cost $226,880)	226,880	226,880
Total Investments — 106.9% (Cost $2,009,808)		$2,041,912

Percentages are based upon Net Assets of $1,910,380.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD FLEXIBLE INCOME FUND
January 31, 2019 (Unaudited)

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security is a Master Limited Partnership. At January 31, 2019, such securities amounted to $9,090, or 0.5% of the net assets of the Fund.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. The total value of these securities at January 31, 2019 was $44,200 and represents 2.3% of Net Assets.

(D)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

ETF —Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of January 31, 2019 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$276,046	$366,007	$—	$642,053
Exchange Traded Funds	614,530	—	—	614,530
U.S. Treasury Obligations	—	198,961	—	198,961
Corporate Obligations	—	197,629	—	197,629
Common Stock	161,859	—	—	161,859
Short-Term Investment	226,880	—	—	226,880

Total Investments in Securities	$1,279,315	$762,597	$—	$2,041,912

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-021-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019